VanWagonerFunds
                                                              Semi-Annual Report
                                                                   June 30, 1999
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VAN WAGONER FUNDS SEMI-ANNUAL REPORT

DEAR FELLOW SHAREHOLDERS:                                          JUNE 30, 1999
--------------------------------------------------------------------------------
In each of the last two quarters the Van Wagoner Funds have turned in impressive results, outpacing their peers as well as major indices like the Russell 2000, the S&P 500R Index and Nasdaq Industrial Index.<F1> In fact, for the six-month period ended June 30, 1999 4 out of 5 Funds were ranked in the top 1% of their respective peer groups according to Lipper Analytical Services.<F2> The performance numbers are on pages 4-6.

I'd like to take a look at what's been driving your Funds' performance-and tell you why we're bullish on emerging growth stocks in the second half of 1999 as well as long-term.

The U.S. economy has been cooperating, of course, with consistent growth and low inflation. Interest rates are stable, and the Fed seems inclined to keep them that way. And small-cap stocks have come out of hibernation, with the market willing to reward companies with strong fundamentals.
Even so, not all small-cap funds have enjoyed the performance you've seen with Van Wagoner Funds. We believe our focus on emerging growth companies-the innovative, growing entrepreneurs who drive our economy-sets us apart. Business has been good for the companies we hold (even when small-caps were out of favor), and we expect it to continue to be good for years to come. By sticking to our discipline, seeking out the best and the brightest emerging American companies, we believe we can reward investors with long-term growth.

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While we concentrate on finding fundamentally strong innovative companies, we also pay close attention to how market valuations affect our holdings. For example, several of our technology stocks enjoyed a terrific run through April. But as valuations stretched beyond what we consider reasonable, and with summer traditionally a slow time for tech stocks, we trimmed back, taking a profit to reinvest in opportunities we found in energy and health care. We believe this careful monitoring, combined with our intensive research, will continue to drive your Funds' performance.

Here's a look at our strategies, sector-by-sector.

- INTERNET While Internet stocks rallied in April, and the market continues to rise, leaders like Yahoo!, Amazon.com and AOL remain below their previous peaks. We prefer to emphasize computer networking companies, which we believe will benefit from the Internet's continued growth-for example, Copper Mountain, which supplies equipment for telecom carriers racing to offer high-speed Internet access. We also invest in companies that create web site content, such as OnHealth Network and iVillage, both of which cover issues important to women.<F3>

- ENERGY In February we began to take a small position in select energy stocks, and we increased the weighting through May. If current supply/demand conditions hold, we expect to see more spending later in the year. That would benefit the service companies we invest in, such as Dril-Quip, whose VAN WAGONER FUNDS SEMI-ANNUAL REPORT high-tech equipment makes drilling more efficient, and Cal Dive, which provides applied technology for deep-water drilling.<F3>

- HEALTH CARE April saw us reinvest technology profits in health care, where many stocks in the sector hit three-month lows due to fears of government budget cuts and regulatory change. We hold service companies whose fundamentals we consider strong, such as Province Healthcare, specializing in turning around struggling rural hospitals. We also invest in product companies like Xomed, which makes surgical products for eye, ear and throat specialists.<F3>

- SEMICONDUCTORS With Asia recovering, we believe Wall Street has rediscovered semiconductor stocks, sending valuations way up. We're confident in the fundamentals of companies like PMC-Sierra, which makes chips for high-speed telecommunications between computers, and RF Micro Devices, whose chips enable higher-performance cell phones. But we've trimmed holdings in light of current prices and will watch for a dip to reload.<F3>

- CONSUMER GOODS Early in the year we increased our holdings as consumer spending remained strong. But the rise in interest rates began to hurt some stocks in May, just as retail sales began to cool. Concerns about the Fed wanting to slow domestic growth also led us to take money off the table. By

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the end of June our exposure in this sector was negligible, and we expect to stay on the sidelines for the near term.

- SOFTWARE We pared back in April, locking in gains as many Internet stocks had huge moves. In May we began nibbling on enterprise software, and in June saw significant benefit from our positions in Ariba, whose software helps large companies automate supply procurement. We expect choppy performance in this sector as Y2K looms, but we'll continue to invest in well-positioned companies like Veritas.<F3>

- TELECOMMUNICATIONS We continue to like this sector, favoring competitive local exchange carriers such as NorthPoint Communications and Covad, both of which are at the forefront of providing high-speed access for residential customers. As with semiconductors, we're looking to add to our favorite names when the opportunity arises.<F3>

Overall we believe today's economic environment is conducive to rewarding emerging growth companies, as long as they're fundamentally sound. We believe the markets will continue to be volatile and particularly so for emerging growth stocks. We believe including emerging growth in a well-diversified portfolio gives you the opportunity to participate in the most exciting investment areas with the greatest potential for growth. Yes, it's volatile, but that's what creates opportunity. And we believe investors who see potential early on have the best opportunity to make money over time. Like you, we're all shareholders-and we believe that investing in emerging growth stocks will reward us over time. We look forward to continuing good results in 1999.

Sincerely,

/s/ Garrett R. Van Wagoner

Garrett R. Van Wagoner

<F1> Please see pages 4-6 for the total returns of the Funds and their respective benchmarks, including the Russell 2000 Index, S&P 500/R Index and Nasdaq Industrial Index.

Each of the five Van Wagoner Funds seeks capital appreciation. Although all of the Funds are aggressive growth funds, they differ based on the market capitalization of the stocks, and the sectors in which they invest. This will affect their relative performance. For example, during 1998, the Technology Fund's performance benefited from its policy to invest primarily in the technology sectors. The Post-Venture, Micro-Cap and Mid-Cap Funds outperformed the Emerging Growth Fund because they completed portfolio diversification earlier in the year. The Post-Venture Fund also benefited because it did not invest in stocks in the energy sector.

<F2> Rankings are based on total returns for the six month period ended 6/30/99 as compiled and published by Lipper Analytical Services, Inc. For the six month, one year and three year periods ended 6/30/99 the Emerging Growth Fund was 2nd of 777, 3rd of 698 and 79th of 400 Funds in the Small-Cap Funds category; the Micro-Cap Fund was 1st of 57, 1st of 54 and 10th of 26 Funds in the Micro-Cap Funds category; the Mid-Cap Fund was 3rd of 420, 6th of 361 and 181st of 212 Funds in the Mid-Cap Funds category, respectively. For the six month and one year period ended 6/30/99 the Post-Venture Fund was 3rd of 777 and 2nd of 698 Funds in the Small-Cap Funds category; and the Technology Fund was 5th of 98 and 4th of 89 Funds in the Science & Technology Funds category, respectively. Inception dates for the Post-Venture and Technology Funds are after the close of business on 12/31/96 and 12/31/97, respectively.

<F3> Holdings may change due to ongoing management. References to specific investments should not be construed as a recommendation of the Funds or their Adviser.

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VAN WAGONER FUNDS SEMI-ANNUAL REPORT

VAN WAGONER FUNDS PERFORMANCE
Emerging Growth Fund
--------------------------------------------------------------------------------

 TOTAL RETURN For the periods ended 6/30/99
------------------------------------------------------------

 YEAR-TO-DATE      ONE YEAR   AVERAGE ANNUAL SINCE INCEPTION
 105.57%           118.53%                26.16%

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/95 (Inception date). Returns shown here and in the table are based on net change in NAV. Performance figures reflect fee waivers in effect and represent past performance which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Nasdaq Industrial Index is a capitalization-weighted index designed to measure the performance of all Nasdaq stocks in the industrial sector. As of December 31, 1998, this index included 2,866 companies, including agricultural, mining, construction, manufacturing (electronic components), services and public administration enterprises.

The Lipper SmallCap Funds Index includes the largest 30 funds in the group which, by prospectus or portfolio practice, invest primarily in companies with market capitalizations less than $1 billion at the time of purchase.

        EMERGING GROWTH FUND    NASDAQ INDUSTRIAL       LIPPER SMALLCAP
        ---------------------   ------------------     ----------------
12/31/95       $10,000               $10,000               $10,000
12/31/96       $12,690               $11,557               $11,436
12/31/97       $10,150               $12,772               $13,153
12/31/98       $10,960               $13,694               $13,041
6/30/99        $22,530               $17,160               $14,270

Micro-Cap Fund
-------------------------------------------------------------------------------

 TOTAL RETURN For the periods ended 6/30/99
-------------------------------------------------------------
 YEAR-TO-DATE      ONE YEAR   AVERAGE ANNUAL SINCE INCEPTION
  77.43%            92.23%                22.02%

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/95 (Inception date). Returns shown here and in the table are based on net change in NAV. Performance figures reflect fee waivers in effect and represent past performance which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Russell 2000 is an index of the smallest 2000 companies in the Russell 3000 Index, as ranked by total market capitalization. The Russell 2000 Index is widely regarded in the industry to accurately capture the universe of small-cap stocks.

The Lipper MicroCap Funds Index includes the largest ten funds in the group which, by prospectus or portfolio practice, invest primarily in companies with market capitalizations less than $300 million at the time of purchase.

           MICRO-CAP FUND          RUSSELL 2000         LIPPER MICROCAP
        ---------------------   ------------------     ----------------
12/31/95      $10,000                $10,000                $10,000
12/31/96      $12,450                $11,649                $12,111
12/31/97      $ 9,990                $14,254                $14,427
12/31/98      $11,300                $13,891                $14,158
6/30/99       $20,050                $15,181                $15,672

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Mid-Cap Fund
------------------------------------------------------------------------------

 TOTAL RETURN For the periods ended 6/30/99
-----------------------------------------------------
 YEAR-TO-DATE   ONE YEAR AVERAGE ANNUAL SINCE INCEPTION
  49.96%         63.22%              19.50%

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/95 (Inception date). Returns shown here and in the table are based on net change in NAV. Performance figures reflect fee waivers in effect and represent past performance which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The S&P MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million.
The Lipper MidCap Funds Index includes the largest 30 funds in the group which, by prospectus or portfolio practice, invest primarily in companies with market capitalizations less than $5 billion at the time of purchase.

            MID-CAP FUND          S&P MIDCAP 400         LIPPER MIDCAP
        ---------------------   ------------------     ----------------
12/31/95      $10,000                $10,000               $10,000
12/31/96      $12,390                $11,920               $11,630
12/31/97      $10,670                $15,765               $13,662
12/31/98      $12,430                $18,778               $15,563
6/30/99       $18,640                $20,069               $17,414

Post-Venture Fund
--------------------------------------------------------------------------------

 TOTAL RETURN For the periods ended 6/30/99
-----------------------------------------------------------
 YEAR-TO-DATE    ONE YEAR      AVERAGE ANNUAL SINCE INCEPTION
  94.54%          122.54%                  40.82%

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/96 (Inception date). Returns shown here and in the table are based on net change in NAV. Performance figures reflect fee waivers in effect and represent past performance which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Nasdaq Industrial Index is a capitalization-weighted index designed to measure the performance of all Nasdaq stocks in the industrial sector. As of December 31, 1998, this index included 2,866 companies, including agricultural, mining, construction, manufacturing (electronic components), services and public administration enterprises.

The Lipper SmallCap Funds Index includes the largest 30 funds in the group which, by prospectus or portfolio practice, invest primarily in companies with market capitalizations less than $1 billion at the time of purchase.

          POST-VENTURE FUND     NASDAQ INDUSTRIAL       LIPPER SMALLCAP
        ---------------------   ------------------     ----------------
12/31/96      $10,000                $10,000               $10,000
12/31/97      $ 8,780                $11,051               $11,502
12/31/98      $12,080                $11,849               $11,403
 6/30/99      $23,500                $14,848               $12,478

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Van Wagoner Funds PERFORMANCE

Technology Fund
------------------------------------------------------------------------------
 TOTAL RETURN For the periods ended 6/30/99
------------------------------------------------------------
 YEAR-TO-DATE      ONE YEAR         AVERAGE ANNUAL SINCE INCEPTION
  90.82%            150.32%                    132.46%

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/97 (Inception date). Returns shown here and in the table are based on net change in NAV. Performance figures reflect fee waivers in effect and represent past performance which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when re-deemed, may be worth more or less than their original cost.

The Morgan Stanley High-Technology 35 Index is a broad-market technology indicator dedicated exclusively to the electronics-based technology sector. The 35 stocks in the index include the most highly capitalized American companies drawn from nine technology subsectors: computer services, design software, server software, PC software and new media, networking and telecom equipment, server hardware, PC hardware and peripherals, specialized systems and semiconductors. Capitalization ranges from $1 billion to $54 billion.
The S&P 500/R Composite Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Lipper Science & Technology Funds Index includes the largest ten funds in the group which, by prospectus or portfolio practice, invest 65% of their equity portfolios in science and technology stocks.

                            MORGAN STANLEY                    LIPPER SCIENCE
           TECHNOLOGY FUND     HIGH-TECH       S&P 500/R          & TECH
           ---------------  --------------     ---------     ----------------
12/31/97       $10,000         $10,000          $10,000          $10,000
12/31/98       $18,510         $19,569          $12,858          $14,694
 6/30/99       $35,320         $25,963          $14,450          $18,712

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Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER EMERGING GROWTH FUND June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                                        VALUE
----------------------------------------------------------------------
COMMON AND PREFERRED STOCKS  87.41%

            CHEMICALS - SPECIALTY  0.58%
  81,250    ChiRex, Inc.<F1>                              $ 2,610,156
                                                          -----------
            COMMERCIAL SERVICES -
            BUSINESS  0.40%
 247,239    InterDent, Inc.<F1>                             1,807,935
                                                          -----------
            COMMERCIAL SERVICES -
            MISCELLANEOUS  2.75%
 150,000    Administaff, Inc.<F1>                           2,400,000
  49,000    AnswerThink Consulting Group, Inc.<F1>          1,237,250
  77,900    MedQuist Inc.<F1>                               3,408,126
 143,700    The Metzler Group, Inc.<F1>                     3,969,713
  30,000    Realty Information Group, Inc.<F1>              1,305,000
                                                          -----------
                                                           12,320,089
                                                          -----------
            COMPUTER SOFTWARE -
            EDUCATION  0.64%
 265,000    Digital Chef, Inc.<F1><F3>                      2,862,000
                                                          -----------
            COMPUTER SOFTWARE -
            ENTERPRISE  2.57%
 175,400    Best Software, Inc.<F1>                         2,828,325
 175,500    Concur Technologies, Inc.<F1>                   4,935,937
 452,297    Interwoven, Inc.<F1><F3>                        2,560,001
 139,500    IntraNet Solutions, Inc.<F1>                    1,177,031
                                                          -----------
                                                           11,501,294
                                                          -----------
            COMPUTER SOFTWARE -
            INTERNET  6.06%
1,150,000   Bluestone Software, Inc.<F1><F3>                3,128,000
  37,000    Covad Communications Group<F1>                  1,972,562
  31,000    Exodus Communications, Inc.<F1>                 3,718,062
  28,000    F5 Networks, Inc.<F1>                           1,148,000
 391,812    iVillage, Inc.<F1><F5>                         13,125,584
 750,000    MaMaMedia, Inc.<F1><F2>                         4,050,000
     500    Netopia, Inc.<F1>                                  11,375
                                                          -----------
                                                           27,153,583
                                                          -----------

NUMBER
OF SHARES                                                        VALUE
----------------------------------------------------------------------
            COMPUTER SOFTWARE -
            MEDICAL  8.22%
3,466,350   OnHealth Network Co.<F1><F2>                  $36,829,969
                                                          -----------
            COMPUTER SOFTWARE -
            SECURITY  0.82%
  45,000    ISS Group, Inc.<F1>                             1,698,750
  23,000    VeriSign, Inc.<F1>                              1,983,750
                                                          -----------
                                                            3,682,500
                                                          -----------
            COMPUTERS - GRAPHICS  0.67%
  60,500    Micromuse, Inc.<F1>                             3,017,438
                                                          -----------
            COMPUTERS - INTEGRATED
            SYSTEMS  1.44%
 123,500    Apex PC Solutions, Inc.<F1>                     2,531,750
 181,000    Computer Network
               Technology Corp.<F1>                         3,914,125
                                                          -----------
                                                            6,445,875
                                                          -----------
            COMPUTERS - LOCAL
            NETWORKS  3.44%
 346,500    ACT Networks, Inc.<F1>                          5,912,156
  17,500    Brocade Communications Systems<F1>              1,687,656
  35,500    Citrix Systems, Inc.<F1>                        2,005,750
  28,500    Extreme Networks, Inc.<F1>                      1,654,781
  90,300    Interphase Corp.<F1>                            2,076,900
  65,500    Visual Networks, Inc.<F1>                       2,096,000
                                                          -----------
                                                           15,433,243
                                                          -----------
            COMPUTERS - MEMORY
            DEVICES  0.64%
  30,350    VERITAS Software Corp.<F1>                      2,881,353
                                                          -----------
            COMPUTERS - MINI/MICRO  0.12%
   7,626    Sun Microsystems, Inc.<F1><F4>                    525,241
                                                          -----------
            COMPUTERS - RETAIL/
            WHOLESALE  0.51%
  20,625    Emulex Corp.<F1>                                2,293,242
                                                          -----------
            COMPUTERS - SERVICES  0.53%
  84,125    TSI International Software Ltd.<F1>             2,387,047
                                                          -----------
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Van Wagoner Funds SCHEDULE OF INVESTMENTS

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER EMERGING GROWTH FUND (CONT'D.) June 30, 1999
-------------------------------------------------------------------------------
NUMBER
OF SHARES                                                        VALUE
----------------------------------------------------------------------

            COMPUTERS - SOFTWARE  12.75%
 748,800    Ariba, Inc.<F1><F5>                           $37,866,816
  84,000    Event411.com, Inc.<F1><F3>                      2,520,000
  51,000    Great Plains Software, Inc.<F1>                 2,406,562
  40,000    NEON Systems, Inc.<F1>                          1,335,000
  42,000    Persistence Software, Inc.<F1>                    572,250
  12,500    Phone.com, Inc.<F1>                               700,000
 158,447    Phone.com, Inc.<F1><F5>                         7,281,844
 330,750    Serena Software, Inc.<F1>                       4,444,453
                                                          -----------
                                                           57,126,925
                                                          -----------
            ELECTRONICS - LASER SYSTEMS/
            COMPONENTS  0.27%
  15,000    VISX, Inc.<F1>                                  1,187,812
                                                          -----------
            ELECTRONICS - MISCELLANEOUS
            COMPONENTS  0.72%
  43,000    RF Micro Devices, Inc.<F1>                      3,208,875
                                                          -----------
            ELECTRONICS - SEMICONDUCTOR
            EQUIPMENT  0.96%
 648,648    Cobalt Networks, Inc.<F1><F3>                   2,399,998
  11,500    Uniphase Corp.<F1>                              1,909,000
                                                          -----------
                                                            4,308,998
                                                          -----------
            ELECTRONICS - SEMICONDUCTOR
            MANUFACTURING  2.70%
  25,000    PMC-Sierra, Inc.<F1>                            1,473,438
  14,000    QLogic Corp.<F1>                                1,848,000
  29,500    SDL, Inc.<F1>                                   1,506,344
 500,000    Transmeta Corp.<F1><F3>                         3,000,000
  54,937    TranSwitch Corp.<F1>                            2,602,640
  25,000    Vitesse Semiconductor Corp.<F1>                 1,685,938
                                                          -----------
                                                           12,116,360
                                                          -----------
            ENERGY - SERVICES  0.86%
 100,000    Ensco International, Inc.                       1,993,750
  75,300    Nabors Industries, Inc.<F1>                     1,840,144
                                                          -----------
                                                            3,833,894
                                                          -----------
            INTERNET - E-COMMERCE  2.38%
 118,500    eToys, Inc.<F1>                                 4,828,875
  83,800    Scient Corp.<F1>                                3,985,738
 106,000    Stamps.com, Inc.<F1>                            1,855,000
                                                          -----------
                                                           10,669,613
                                                          -----------
NUMBER
OF SHARES                                                        VALUE
----------------------------------------------------------------------

            INTERNET - NETWORKS  1.59%
   5,000    Juniper Networks, Inc.<F1>                  $     745,000
  37,200    Starmedia Network, Inc.<F1>                     2,385,450
  50,875    Viant Corp.<F1>                                 1,780,625
  47,700    WebTrends Corp.<F1>                             2,200,162
                                                          -----------
                                                            7,111,237
                                                          -----------
            MEDICAL - BIOMED/GENETICS  0.28%
  35,050    Millennium Pharmaceuticals, Inc.<F1>            1,261,800
                                                          -----------
            MEDICAL - ETHICAL DRUGS  0.96%
 209,500    Anesta Corp.<F1>                                4,281,656
                                                          -----------
            MEDICAL - HOSPITALS  0.95%
 217,550    Province Healthcare Co.<F1>                     4,242,225
                                                          -----------
            MEDICAL - INFORMATION
            SERVICES  0.19%
 113,800    Mecon, Inc.<F1>                                   853,500
                                                          -----------
            MEDICAL - INSTRUMENTS  0.23%
  49,300    ArthroCare Corp.<F1>                            1,010,650
                                                          -----------
            MEDICAL - OUTPATIENT/
            HOME CARE  0.40%
  70,000    Renal Care Group, Inc.<F1>                      1,811,250
                                                          -----------
            MEDICAL - PRODUCTS  3.01%
  40,000    MiniMed, Inc.<F1>                               3,077,500
 118,000    Osteotech, Inc.<F1>                             3,392,500
 118,850    Pharmaceutical Product
               Development, Inc.<F1>                        3,253,520
  37,500    ResMed, Inc.<F1>                                1,244,531
  51,500    Xomed Surgical Products, Inc.<F1>               2,507,406
                                                          -----------
                                                           13,475,457
                                                          -----------
            MEDICAL - WHOLESALE/DRUG  1.05%
 136,012    Priority Healthcare Corp.<F1>                   4,692,414
                                                          -----------
            METAL PROCESSING &
            FABRICATION  0.84%
 269,450    Maverick Tube Corp.<F1>                         3,755,459
                                                          -----------

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VAN WAGONER EMERGING GROWTH FUND (CONT'D.) June 30, 1999

NUMBER
OF SHARES                                                        VALUE
----------------------------------------------------------------------

            OIL & GAS  2.96%
 178,000    Cal Dive International, Inc.<F1>             $  5,317,750
 268,800    Global Industries Ltd.<F1>                      3,444,000
 140,000    Global Marine, Inc.<F1>                         2,161,250
 235,350    Patterson Energy, Inc.<F1>                      2,324,082
                                                          -----------
                                                           13,247,082
                                                          -----------
            OIL & GAS - DRILLING  4.03%
1,910,000   Grey Wolf, Inc.<F1>                             4,775,000
2,805,000   Key Energy Services, Inc.<F1>                   9,992,812
 197,900    UTI Energy Corp.<F1>                            3,277,719
                                                          -----------
                                                           18,045,531
                                                          -----------
            OIL & GAS - EXPLORATION  0.40%
  90,250    Basin Exploration, Inc.<F1>                     1,810,642
                                                          -----------
            OIL & GAS - FIELD SERVICES  0.59%
  59,000    BJ Services Co.<F1>                             1,736,812
 118,500    Horizon Offshore, Inc.<F1>                        918,375
                                                          -----------
                                                            2,655,187
                                                          -----------
            OIL & GAS -
            MACHINERY/EQUIPMENT  4.65%
 104,000    Cooper Cameron Corp.<F1>                        3,854,500
 235,800    Dril-Quip, Inc.<F1>                             5,408,662
 242,000    National-Oilwell, Inc.<F1>                      3,388,000
  52,000    Smith International, Inc.<F1>                   2,258,750
 541,950    Varco International, Inc.<F1>                   5,927,578
                                                          -----------
                                                           20,837,490
                                                          -----------
            POLLUTION CONTROL - SERVICES  2.41%
 470,250    Tetra Tech, Inc.<F1>                            7,759,125
 100,000    Waste Connections, Inc.<F1>                     3,050,000
                                                          -----------
                                                           10,809,125
                                                          -----------
            RESTAURANTS  0.36%
 586,400    Famous Dave's of America, Inc.<F1><F2>          1,484,296
   6,000    P.F. Chang's China Bistro, Inc.<F1>               129,750
                                                          -----------
                                                            1,614,046
                                                          -----------
            RETAIL - MAIL ORDER/DIRECT  0.66%
 278,291    Garden.com, Inc.<F1><F3>                        1,591,825
  56,250    Pacific Sunwear of California, Inc.<F1>         1,371,094
                                                          -----------
                                                            2,962,919
                                                          -----------
NUMBER
OF SHARES                                                        VALUE
----------------------------------------------------------------------
            RETAIL - RESTAURANTS  0.17%
  49,000    Rubio's Restaurants, Inc.<F1>             $       756,438
                                                          -----------
            TELECOMMUNICATIONS -
            CELLULAR  0.66%
  59,500    Affymetrix, Inc.<F1>                            2,937,812
                                                          -----------
            TELECOMMUNICATIONS -
            EQUIPMENT  7.77%
  78,750    Allegiance Telecom, Inc.<F1>                    4,321,406
  24,825    Aware, Inc.<F1>                                 1,145,053
   3,575    Copper Mountain Networks, Inc.<F1>                276,169
 139,355    Copper Mountain Networks, Inc.<F1><F5>          8,569,368
 220,500    Digital Microwave Corp.<F1>                     2,811,375
  27,000    Metromedia Fiber Network, Inc.<F1>                970,312
 625,000    Netro Corp.<F1><F3>                             4,862,500
 137,525    NorthPoint Communications
               Group, Inc.<F1>                              5,019,662
 112,750    Powerwave Technologies, Inc.<F1>                3,636,187
1,600,000   Vertical Networks, Inc.<F1><F3>                 3,200,000
                                                          -----------
                                                           34,812,032
                                                          -----------
            TELECOMMUNICATIONS -
            SERVICES  3.22%
 526,800    Com21, Inc.<F1>                                 8,988,525
  90,500    CTC Communications Corp.<F1>                    1,764,750
 258,000    e.spire Communications Corp.<F1>                2,725,125
  36,000    MGC Communications, Inc.<F1>                      936,000
                                                          -----------
                                                           14,414,400
                                                          -----------
            TOTAL COMMON AND
            PREFERRED STOCKS
            (cost $261,268,458)                           391,601,794
                                                          -----------
            TOTAL INVESTMENTS  87.41%
            (cost $261,268,458)                           391,601,794
            Other Assets less Liabilities 12.59%           56,412,140
                                                          -----------
NET ASSETS  100.00%                                      $448,013,934
                                                         ============
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Van Wagoner Funds SCHEDULE OF INVESTMENTS

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER EMERGING GROWTH FUND (CONT'D.) June 30, 1999

NUMBER
OF SHARES                                                        VALUE
----------------------------------------------------------------------

SECURITIES SOLD SHORT
  83,600    BroadVision, Inc.<F1>                        $  6,165,500
  23,500    Critical Path, Inc.<F1>                         1,299,844
  30,750    Eclipsys Corp.<F1>                                736,078
  36,500    Gateway, Inc.<F1>                               2,153,500
  70,000    Net.B@nk, Inc.<F1>                              2,660,000
  17,500    New Era of Networks, Inc.<F1>                     768,906
  64,550    Next Card, Inc.<F1>                             2,190,666
 133,700    Terayon Communication
               Systems, Inc.<F1>                            7,470,487
  61,600    Vignette Corp.<F1>                              4,620,000
                                                          -----------
            TOTAL SECURITIES SOLD SHORT
            (proceeds $23,429,966)                        $28,064,981
                                                          ===========
<F1>Non-income producing
<F2>Affiliated company - see Note 8
<F3>Preferred stock purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. Security is valued under procedures approved by the Board of Directors.
<F4>Shares held in escrow; can trade freely beginning in August 1999.
<F5>Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.

See notes to financial statements.

CALL TOLL-FREE 1-800-228-2121

VAN WAGONER MICRO-CAP FUND June 30, 1999 (Unaudited)

NUMBER
OF SHARES                                                        VALUE
----------------------------------------------------------------------

COMMON AND PREFERRED STOCKS  82.97%
            CHEMICALS - SPECIALTY  0.98%
  25,000    ChiRex, Inc.<F1>                              $   803,125
                                                          -----------
            COMMERCIAL SERVICES -
            BUSINESS  0.92%
 102,371    InterDent, Inc.<F1>                               748,588
                                                          -----------
            COMMERCIAL SERVICES -
            MISCELLANEOUS  2.00%
  10,000    Diamond Tech Partners, Inc.<F1>                   223,750
  14,250    The Metzler Group, Inc.<F1>                       393,656
  23,450    Realty Information Group, Inc.<F1>              1,020,075
                                                          -----------
                                                            1,637,481
                                                          -----------
            COMPUTER SOFTWARE -
            EDUCATION  0.59%
  45,000    Digital Chef, Inc.<F1><F2>                        486,000
                                                          -----------
            COMPUTER SOFTWARE -
            ENTERPRISE  3.38%
  55,000    Best Software, Inc.<F1>                           886,875
  25,000    BindView Development Corp.<F1>                    593,750
  10,000    Catalyst International, Inc.<F1>                  179,375
  15,000    Concur Technologies, Inc.<F1>                     421,875
   6,000    IntraNet Solutions, Inc.<F1>                       50,625
  50,000    Lightbridge, Inc.<F1>                             628,125
                                                          -----------
                                                            2,760,625
                                                          -----------
            COMPUTER SOFTWARE -
            INTERNET  7.21%
 175,000    Bluestone Software, Inc.<F1><F2>                  476,000
  12,000    Exodus Communications, Inc.<F1>                 1,439,250
  99,415    iVillage, Inc.<F1><F4>                          3,330,373
 120,000    MaMaMedia, Inc.<F1><F2>                           648,000
                                                          -----------
                                                            5,893,623
                                                          -----------
            COMPUTER SOFTWARE -
            MEDICAL  6.31%
 485,400    OnHealth Network Co.<F1>                        5,157,375
                                                          -----------
            COMPUTERS - GRAPHICS  0.73%
  12,000    Micromuse, Inc.<F1>                               598,500
                                                          -----------
NUMBER
OF SHARES                                                        VALUE
----------------------------------------------------------------------
            COMPUTERS - INTEGRATED
            SYSTEMS  1.57%
  31,000    Apex PC Solutions, Inc.<F1>                 $     635,500
  30,000    Computer Network
               Technology Corp.<F1>                           648,750
                                                          -----------
                                                            1,284,250
                                                          -----------
            COMPUTERS - LOCAL
            NETWORKS  3.95%
  55,000    ACT Networks, Inc.<F1>                            938,437
  25,000    Ancor Communications, Inc.<F1>                    809,375
   2,000    Brocade Communications Systems<F1>                192,875
  35,000    Interphase Corp.<F1>                              805,000
  15,000    Visual Networks, Inc.<F1>                         480,000
                                                          -----------
                                                            3,225,687
                                                          -----------
            COMPUTERS -
            MINI/MICRO  0.15%
   1,734    Sun Microsystems, Inc.<F2>                        119,429
                                                          -----------
            COMPUTERS -
            RETAIL/WHOLESALE  1.36%
  10,000    Emulex Corp.<F1>                                1,111,875
                                                          -----------
            COMPUTERS - SERVICES  0.80%
  23,000    TSI International Software Ltd.<F1>               652,625
                                                          -----------
            COMPUTERS - SOFTWARE  14.16%
  18,000    Active Voice Corp.<F1>                            261,000
 163,200    Ariba, Inc.<F1><F4>                             8,253,024
  13,000    Event411.com, Inc.<F1><F2>                        390,000
   6,400    Great Plains Software, Inc.<F1>                   302,000
   6,000    Persistence Software, Inc.<F1>                     81,750
  40,133    Phone.com, Inc.<F1><F3>                         1,844,428
  32,500    Serena Software, Inc.<F1>                         436,719
                                                          -----------
                                                           11,568,921
                                                          -----------
            DIVERSIFIED OPERATIONS  1.11%
  20,000    Galileo Technology Ltd.<F1>                       906,250
                                                          -----------
            ELECTRICAL PRODUCTS  0.77%
  25,000    Ault, Inc.<F1>                                    204,687
  15,000    Universal Electronics, Inc.<F1>                   420,938
                                                          -----------
                                                              625,625
                                                          -----------
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Van Wagoner Funds SCHEDULE OF INVESTMENTS

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER MICRO-CAP FUND (CONT'D.) June 30, 1999

NUMBER
OF SHARES                                                        VALUE
----------------------------------------------------------------------

            ELECTRONICS - MISCELLANEOUS
            COMPONENTS  1.54%
 140,000    Interlink Electronics, Inc.<F1>               $   397,500
   1,500    RF Micro Devices, Inc.<F1>                        858,187
                                                          -----------
                                                            1,255,687
                                                          -----------
            ELECTRONICS - SEMICONDUCTOR
            EQUIPMENT  0.89%
 101,351    Cobalt Networks, Inc.<F1><F2>                     374,999
  10,000    Cohu, Inc.                                        353,750
                                                          -----------
                                                              728,749
                                                          -----------
            ELECTRONICS - SEMICONDUCTOR
            MANUFACTURING  3.79%
  26,900    DSP Communications, Inc.<F1>                      776,737
   7,000    QLogic Corp.<F1>                                  924,000
 115,000    Transmeta Corp.<F1><F2>                           690,000
  15,000    TranSwitch Corp.<F1>                              710,625
                                                          -----------
                                                            3,101,362
                                                          -----------
            INTERNET - E-COMMERCE  0.38%
  18,000    Stamps.com, Inc.<F1>                              315,000
                                                          -----------
            INTERNET NETWORKS  1.63%
   7,500    Viant Corp.<F1>                                   262,500
  23,100    WebTrends Corp.<F1>                             1,065,488
                                                          -----------
                                                            1,327,988
                                                          -----------
            MEDICAL - BIOMED/GENETICS  0.32%
  15,000    Cephalon, Inc.<F1>                                260,625
                                                          -----------
            MEDICAL - ETHICAL DRUGS  0.78%
  31,000    Anesta Corp.<F1>                                  633,563
                                                          -----------
            MEDICAL - HOSPITALS  0.38%
  16,125    Province Healthcare Co.<F1>                       314,437
                                                          -----------
            MEDICAL - INFORMATION
            SERVICES  0.70%
  76,600    Mecon, Inc.<F1>                                   574,500
                                                          -----------
            MEDICAL - INSTRUMENTS  1.58%
  62,900    ArthroCare Corp.<F1>                            1,289,450
                                                          -----------

NUMBER
OF SHARES                                                        VALUE
----------------------------------------------------------------------
            MEDICAL - OUTPATIENT/
            HOME CARE  0.80%
  70,000    LCA-Vision, Inc.<F1>                          $   651,875
                                                          -----------
            MEDICAL - PRODUCTS  3.79%
  30,000    Epix Medical, Inc.<F1>                            165,000
  20,000    Molecular Devices Corp.<F1>                       750,000
  10,000    Osteotech, Inc.<F1>                               287,500
  30,000    Pharmaceutical Product
               Development, Inc.<F1>                          821,250
  25,000    ResMed, Inc.<F1>                                  829,687
   5,000    Xomed Surgical Products, Inc.<F1>                 243,438
                                                          -----------
                                                            3,096,875
                                                          -----------
            MULTI-INDUSTRY  0.45%
  20,000    Veritas DGC, Inc.<F1>                             366,250
                                                          -----------
            OIL & GAS  1.64%
  25,000    Cal Dive International, Inc.<F1>                  746,875
  60,000    Patterson Energy, Inc.<F1>                        592,500
                                                          -----------
                                                            1,339,375
                                                          -----------
            OIL & GAS - DRILLING  3.04%
 440,000    Grey Wolf, Inc.<F1>                             1,100,000
 285,000    Key Energy Services, Inc.<F1>                   1,015,312
  22,250    UTI Energy  Corp.<F1>                             368,516
                                                          -----------
                                                            2,483,828
                                                          -----------
            OIL & GAS - EXPLORATION  0.49%
  20,000    Basin Exploration, Inc.<F1>                       401,250
                                                          -----------
            OIL & GAS - FIELD SERVICES  0.88%
  20,000    Oceaneering International, Inc.<F1>               322,500
  29,000    Tuboscope, Inc.<F1>                               396,938
                                                          -----------
                                                              719,438
                                                          -----------
            OIL & GAS - MACHINERY/
            EQUIPMENT  0.64%
  15,000    Dril-Quip, Inc.<F1>                               344,062
   4,000    Gulf Island Fabrication, Inc.<F1>                  47,750
  12,250    Varco International, Inc.<F1>                     133,984
                                                          -----------
                                                              525,796
                                                          -----------
CALL TOLL-FREE 1-800-228-2121

VAN WAGONER MICRO-CAP FUND (CONT'D.) June 30, 1999
--------------------------------------------------------------------------------
NUMBER
OF SHARES                                                        VALUE
----------------------------------------------------------------------

            POLLUTION CONTROL -
            SERVICES  2.06%
  55,750    Tetra Tech, Inc.<F1>                        $     919,875
  25,000    Waste Connections, Inc.<F1>                       762,500
                                                          -----------
                                                            1,682,375
                                                          -----------
            RESTAURANTS  0.39%
  96,250    Famous Dave's of America, Inc.<F1>                243,628
   5,000    Rubio's Restaurants, Inc.<F1>                      77,188
                                                          -----------
                                                              320,816
                                                          -----------
            RETAIL - MAIL ORDER/DIRECT  0.44%
  62,533    Garden.com, Inc.<F1><F2>                          357,689
                                                          -----------
            TELECOMMUNICATIONS -
            EQUIPMENT  8.06%
  17,500    Allegiance Telecom, Inc.<F1>                      960,312
  20,000    Anaren Microwave, Inc.<F1>                        417,500
   5,000    Aware, Inc.<F1>                                   230,625
   7,000    C-COR Electronics, Inc.<F1>                       195,125
  34,838    Copper Mountain Networks, Inc.<F1><F4>          2,142,273
   5,300    Harmonic, Inc.<F1>                                304,419
 132,857    Netro Corp.<F1><F2>                             1,033,627
  25,000    Powerwave Technologies, Inc.<F1>                  806,250
 250,000    Vertical Networks, Inc.<F1><F2>                   500,000
                                                          -----------
                                                            6,590,131
                                                          -----------
            TELECOMMUNICATIONS -
            SERVICES  2.31%
  40,000    Com21, Inc.<F1>                                   682,500
  30,000    CTC Communications Corp.<F1>                      585,000
  24,000    MGC Communications, Inc.<F1>                      624,000
                                                          -----------
                                                            1,891,500
                                                          -----------
            TOTAL COMMON AND
            PREFERRED STOCKS
            (cost $39,749,867)                             67,808,538
                                                          -----------

PRINCIPAL
AMOUNT                                                           VALUE
----------------------------------------------------------------------
            SHORT-TERM INVESTMENTS 12.16%
$9,930,000  UMB Bank, n.a., repurchase agree-
            ment, 4.29%, dated 6/30/99, repur-
            chase price $9,931,167, maturing
            7/1/99 (collateralized by FNMA
            discount notes maturing 7/19/99)             $  9,930,000

   5,475    UMB Bank, n.a., Money Market
            Fiduciary                                           5,475
                                                          -----------
            TOTAL SHORT-TERM INVESTMENTS
            (cost $9,935,475)                               9,935,475
                                                          -----------
            TOTAL INVESTMENTS 95.13%
            (cost $49,685,342)                             77,744,013
            Other Assets less Liabilities 4.87%             3,977,248
                                                          -----------
NET ASSETS 100.00%                                        $81,721,261
                                                          ===========
NUMBER
OF SHARES
---------

SECURITIES SOLD SHORT
   5,000    NEW ERA OF NETWORKS, INC.<F1>               $     219,688
                                                          -----------
            TOTAL SECURITIES SOLD SHORT
            (proceeds $210,931)                         $     219,688
                                                          ===========
<F1> Non-income producing
<F2> Preferred stock purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. Security is valued under procedures approved by the Board of Directors.
<F3> Shares held in escrow; can trade freely beginning in August 1999.
<F4> Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.
See notes to financial statements.

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Van Wagoner Funds SCHEDULE OF INVESTMENTS

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER MID-CAP FUND June 30, 1999 (Unaudited)
-------------------------------------------------------------------------------

NUMBER
OF SHARES                                                        VALUE
----------------------------------------------------------------------

COMMON AND PREFERRED STOCKS  68.66%

            COMMERCIAL SERVICES -
            MISCELLANEOUS  1.56%
  12,000    AnswerThink Consulting
               Group, Inc.<F1>                            $   303,000
  20,000    MedQuist Inc.<F1>                                 875,000
                                                          -----------
                                                            1,178,000
                                                          -----------
            COMPUTER SOFTWARE -
            ENTERPRISE  2.56%
  15,000    BMC Software, Inc.<F1>                            810,000
  22,000    Concur Technologies, Inc.<F1>                     618,750
  70,671    Interwoven, Inc.<F1><F2>                          399,998
  12,000    IntraNet Solutions, Inc.<F1>                      101,250
                                                          -----------
                                                            1,929,998
                                                          -----------
            COMPUTER SOFTWARE -
            INTERNET  5.79%
  12,500    Covad Communications Group<F1>                    666,406
   7,500    Exodus Communications, Inc.<F1>                   899,531
   4,000    F5 Networks, Inc.<F1>                             164,000
  27,500    iVillage, Inc.<F1>                              1,381,875
  17,500    Rhythms NetConnections, Inc.<F1>                1,021,562
  10,000    Software.com, Inc.<F1>                            231,875
                                                          -----------
                                                            4,365,249
                                                          -----------
            COMPUTER SOFTWARE -
            MEDICAL  7.02%
 498,000    OnHealth Network Co.<F1>                        5,291,250
                                                          -----------
            COMPUTER SOFTWARE -
            SECURITY  0.96%
   9,000    ISS Group, Inc.<F1>                               339,750
   4,500    VeriSign, Inc.<F1>                                388,125
                                                          -----------
                                                              727,875
                                                          -----------
            COMPUTERS - INTEGRATED
            SYSTEMS  0.73%
  25,350    Computer Network
               Technology Corp.<F1>                           548,194
                                                          -----------
NUMBER
OF SHARES                                                        VALUE
----------------------------------------------------------------------
            COMPUTERS - LOCAL
            NETWORKS  3.79%
   7,500    Brocade Communications Systems<F1>            $   723,281
   8,500    Citrix Systems, Inc.<F1>                          480,250
  17,500    Extreme Networks, Inc.<F1>                      1,016,094
  20,000    Visual Networks, Inc.<F1>                         640,000
                                                          -----------
                                                            2,859,625
                                                          -----------
            COMPUTERS - MEMORY
            DEVICES  2.24%
   8,000    EMC Corp.<F1>                                     440,000
   5,000    Network Appliances, Inc.<F1>                      279,375
  10,200    VERITAS Software Corp.<F1>                        968,362
                                                          -----------
                                                            1,687,737
                                                          -----------
            COMPUTERS - RETAIL/
            WHOLESALE  0.74%
   5,000    Emulex Corp.<F1>                                  555,938
                                                          -----------
            COMPUTERS - SOFTWARE  3.34%
  12,000    BEA Systems, Inc.<F1>                             342,750
  20,000    Compuware Corp.<F1>                               636,250
   6,000    NEON Systems, Inc.<F1>                            200,250
  24,000    Phone.com, Inc.<F1>                             1,344,000
                                                          -----------
                                                            2,523,250
                                                          -----------
            ELECTRONICS - MISCELLANEOUS
            COMPONENTS  1.23%
  12,500    RF Micro Devices, Inc.<F1>                        932,813
                                                          -----------
            ELECTRONICS - SEMICONDUCTOR
            EQUIPMENT  0.99%
   4,500    Uniphase Corp.<F1>                                747,000
                                                          -----------
            ELECTRONICS - SEMICONDUCTOR
            MANUFACTURING  5.43%
  12,000    Conexant Systems, Inc.<F1>                        696,750
  20,000    Jabil Circuit, Inc.<F1>                           902,500
   4,300    PMC-Sierra, Inc.<F1>                              253,431
   4,500    QLogic Corp.<F1>                                  594,000
   8,500    SDL, Inc.<F1>                                     434,031
  15,000    TranSwitch Corp.<F1>                              710,625
   7,500    Vitesse Semiconductor Corp.<F1>                   505,781
                                                          -----------
                                                            4,097,118
                                                          -----------
CALL TOLL-FREE 1-800-228-2121

VAN WAGONER MID-CAP FUND (CONT'D.) June 30, 1999

NUMBER
OF SHARES                                                        VALUE
----------------------------------------------------------------------

            ENERGY - SERVICES  1.57%
  30,000    Ensco International, Inc.                     $   598,125
  24,000    Nabors Industries, Inc.<F1>                       586,500
                                                          -----------
                                                            1,184,625
                                                          -----------
            FINANCE - INVESTMENT
            BROKER  0.86%
   9,000    The Goldman Sachs Group, Inc.                     650,250
                                                          -----------
            INTERNET - E-COMMERCE  2.33%
  25,000    eToys, Inc.<F1>                                 1,018,750
  15,500    Scient Corp.<F1>                                  737,219
                                                          -----------
                                                            1,755,969
                                                          -----------
            INTERNET NETWORKS   2.90%
     500    Juniper Networks, Inc.<F1>                         74,500
  22,000    Starmedia Network, Inc.<F1>                     1,410,750
  15,200    WebTrends Corp.<F1>                               701,100
                                                          -----------
                                                            2,186,350
                                                          -----------
            MEDICAL -
            BIOMED/GENETICS  0.48%
  10,000    Millennium Pharmaceuticals, Inc.<F1>              360,000
                                                          -----------
            MEDICAL - OUTPATIENT/
            HOME CARE  0.47%
  13,750    Renal Care Group, Inc.<F1>                        355,781
                                                          -----------
            MEDICAL - WHOLESALE/DRUG  0.69%
  15,000    Priority Healthcare Corp.<F1>                     517,500
                                                          -----------
            OIL & GAS    4.38%
  12,500    Baker Hughes, Inc.                                418,750
   2,000    Cal Dive International, Inc.<F1>                   59,750
  25,000    Coflexip SA, ADR                                1,087,500
  81,250    Global Industries Ltd.<F1>                      1,041,016
  45,000    Global Marine, Inc.<F1>                           694,687
                                                          -----------
                                                            3,301,703
                                                          -----------
            OIL & GAS - FIELD SERVICES  0.88%
  22,500    BJ Services Co.<F1>                               662,344
                                                          -----------
NUMBER
OF SHARES                                                        VALUE
----------------------------------------------------------------------
            OIL & GAS -
            MACHINERY/EQUIPMENT  4.89%
  30,000    Cooper Cameron Corp.<F1>                     $  1,111,875
  75,000    National-Oilwell, Inc.<F1>                      1,050,000
  15,000    Smith International, Inc.<F1>                     651,563
  80,000    Varco International, Inc.<F1>                     875,000
                                                          -----------
                                                            3,688,438
                                                          -----------
            RETAIL - DISCOUNT/VARIETY  0.27%
   2,500    Costco Companies, Inc.<F1>                        200,156
                                                          -----------
            TELECOMMUNICATIONS -
            CELLULAR  0.98%
  15,000    Affymetrix, Inc.<F1>                              740,625
                                                          -----------
            TELECOMMUNICATIONS -
            EQUIPMENT  9.02%
  10,000    ADC Telecommunications, Inc.<F1>                  455,625
  27,500    Allegiance Telecom, Inc.<F1>                    1,509,062
   7,250    Aware, Inc.<F1>                                   334,406
  14,300    Copper Mountain Networks, Inc.<F1>              1,104,675
  10,000    E-Tek Dynamics, Inc.<F1>                          475,625
  12,000    Metromedia Fiber Network, Inc.<F1>                431,250
  50,000    Netro Corp.<F1><F2>                               389,000
  39,500    NorthPoint Communications
               Group, Inc.<F1>                              1,441,750
  20,500    Powerwave Technologies, Inc.<F1>                  661,125
                                                          -----------
                                                            6,802,518
                                                          -----------
            TELECOMMUNICATIONS -
            SERVICES  2.56%
  25,000    Com21, Inc.<F1>                                   426,563
  59,000    e.spire Communications Corp.<F1>                  623,188
   7,500    Level 3 Communications, Inc.<F1>                  450,469
  13,000    Qwest Communications
               International, Inc.<F1>                        429,813
                                                          -----------
                                                            1,930,033
                                                          -----------
            TOTAL COMMON AND
            PREFERRED STOCKS
            (cost $43,185,508)                             51,780,339
                                                          -----------
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Van Wagoner Funds SCHEDULE OF INVESTMENTS

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER MID-CAP FUND (CONT'D.) June 30, 1999

PRINCIPAL
AMOUNT                                                           VALUE
----------------------------------------------------------------------

            U.S. TREASURY NOTES 11.80%
$9,000,000  9/30/00, 4.50%                               $  8,895,942
                                                          -----------
            TOTAL U.S. TREASURY NOTES
            (cost $8,884,939)                               8,895,942
                                                          -----------
SHORT-TERM INVESTMENTS 10.67%

8,045,000   UMB Bank, n.a., repurchase agree-
            ment, 4.29%, dated 6/30/99, repur-
            chase price $8,045,946, maturing
            7/1/99 (collateralized by FNMA
            discount notes maturing 7/19/99)                8,045,000

   4,569    UMB Bank, n.a., Money Market
            Fiduciary                                           4,569
                                                          -----------
            TOTAL SHORT-TERM INVESTMENTS
            (cost $8,049,569)                               8,049,569
                                                          -----------
            TOTAL INVESTMENTS 91.13%
            (cost $60,120,016)                             68,725,850
            Other Assets less Liabilities 8.87%             6,687,508
                                                          -----------
NET ASSETS 100.00%                                        $75,413,358
                                                          ===========
NUMBER
OF SHARES                                                       VALUE
----------------------------------------------------------------------

SECURITIES SOLD SHORT

   5,000    BroadVision, Inc.<F1>                         $   368,750
   6,300    Critical Path, Inc.<F1>                           348,469
   7,500    Eclipsys Corp.<F1>                                179,531
   3,000    Gateway, Inc.<F1>                                 177,000
  10,000    Net.B@nk, Inc.<F1>                                380,000
   2,500    New Era of Networks, Inc.<F1>                     109,844
   7,500    NextCard, Inc.<F1>                                254,531
  20,000    Terayon Communication
               Systems, Inc.<F1>                            1,117,500
  10,000    Vignette Corp.<F1>                                750,000
                                                          -----------
            TOTAL SECURITIES SOLD SHORT
            (proceeds $3,100,049)                          $3,685,625
                                                          ===========
<F1> Non-income producing
<F2> Preferred stock purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. Security is valued under procedures approved by the Board of Directors.
<F3> Shares held in escrow; can trade freely beginning in August 1999.
<F4> Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.

See notes to financial statements.

CALL TOLL-FREE 1-800-228-2121

VAN WAGONER POST-VENTURE FUND JUNE 30, 1999 (UNAUDITED)

NUMBER
OF SHARES                                                       VALUE
----------------------------------------------------------------------

COMMON AND PREFERRED STOCKS  84.30%

            CHEMICALS - SPECIALTY  0.45%
  14,000    ChiRex, Inc.<F1>                              $   449,750
                                                          -----------
            COMMERCIAL SERVICES - BUSINESS  0.57%
  77,189    InterDent, Inc.<F1>                               564,445
                                                          -----------
            COMMERCIAL SERVICES -MISCELLANEOUS  3.18%
  14,000    AnswerThink Consulting Group, Inc.<F1>            353,500
   1,500    CMGI, Inc.<F1>                                    171,093
  17,500    MedQuist Inc.<F1>                                 765,625
  40,000    The Metzler Group, Inc.<F1>                     1,105,000
  17,500    Realty Information Group, Inc.<F1>                761,250
                                                          -----------
                                                            3,156,468
                                                          -----------
            COMPUTER SOFTWARE -EDUCATION  0.60%
  55,000    Digital Chef, Inc.<F1><F2>                        594,000
                                                          -----------
            COMPUTER SOFTWARE -ENTERPRISE  2.92%
  39,000    Best Software, Inc.<F1>                           628,875
  50,000    Concur Technologies, Inc.<F1>                   1,406,250
  98,940    Interwoven, Inc.<F1><F2>                          560,000
  36,000    IntraNet Solutions, Inc.<F1>                      303,750
                                                          -----------
                                                            2,898,875
                                                          -----------
            COMPUTER SOFTWARE -INTERNET  7.66%
 255,000    Bluestone Software, Inc.<F1><F2>                  693,600
  23,000    Covad Communications Group<F1>                  1,226,187
   5,750    Exodus Communications, Inc.<F1>                   689,640
   8,000    F5 Networks, Inc.<F1>                             328,000
  25,800    iVillage, Inc.<F1>                              1,296,450
  40,936    iVillage, Inc.<F1><F4>                          1,371,344
 155,000    MaMaMedia, Inc.<F1><F2>                           837,000
  20,000    Rhythms NetConnections, Inc.<F1>                1,167,500
                                                          -----------
                                                            7,609,721
                                                          -----------
            COMPUTER SOFTWARE -MEDICAL  8.15%
 761,800    OnHealth Network Co.<F1>                        8,094,125
                                                          -----------
NUMBER
OF SHARES                                                       VALUE
----------------------------------------------------------------------

            COMPUTER SOFTWARE -SECURITY  0.93%
  13,000    ISS Group, Inc.<F1>                           $   490,750
   5,000    VeriSign, Inc.<F1>                                431,250
                                                          -----------
                                                              922,000
                                                          -----------
            COMPUTERS - GRAPHICS  0.78%
  15,500    Micromuse, Inc.<F1>                               773,063
                                                          -----------
            COMPUTERS - INTEGRATED SYSTEMS  1.77%
  45,000    Apex PC Solutions, Inc.<F1>                       922,500
  38,500    Computer Network
               Technology Corp.<F1>                           832,563
                                                          -----------
                                                            1,755,063
                                                          -----------
            COMPUTERS - LOCAL NETWORKS  4.11%
  98,750    ACT Networks, Inc.<F1>                          1,684,921
   2,000    Brocade Communications Systems<F1>                192,875
   6,500    Citrix Systems, Inc.<F1>                          367,250
  16,000    Extreme Networks, Inc.<F1>                        929,000
  18,750    Interphase Corp.<F1>                              431,250
  15,000    Visual Networks, Inc.<F1>                         480,000
                                                          -----------
                                                            4,085,296
                                                          -----------
            COMPUTERS - MEMORY DEVICES  1.00%
   6,250    Network Appliances, Inc.<F1>                      349,219
   6,800    VERITAS Software Corp.<F1>                        645,575
                                                          -----------
                                                              994,794
                                                          -----------
            COMPUTERS - MINI/MICRO  0.02%
     346    Sun Microsystems, Inc.<F3>                         23,831
                                                          -----------
            COMPUTERS -RETAIL/WHOLESALE  0.34%
   3,000    Emulex Corp.<F1>                                  333,563
                                                          -----------
            COMPUTERS - SERVICES  0.46%
  16,250    TSI International Software Ltd.<F1>               461,094
                                                          -----------
http://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER POST-VENTURE FUND (CONT'D.) June 30, 1999

NUMBER
OF SHARES                                                       VALUE
----------------------------------------------------------------------

            COMPUTERS - SOFTWARE  7.86%
   7,500    Ariba, Inc.<F1>                               $   729,375
  48,000    Ariba, Inc.<F1><F4>                             2,427,360
  14,000    BEA Systems, Inc.<F1>                             399,875
  20,000    Event411.com, Inc.<F1><F2>                        600,000
  10,500    Great Plains Software, Inc.<F1>                   495,469
   8,000    NEON Systems, Inc.<F1>                            267,000
  12,000    Persistence Software, Inc.<F1>                    163,500
  22,500    Phone.com, Inc.<F1>                             1,260,000
  10,560    Phone.com, Inc.<F1><F4>                           485,311
  72,750    Serena Software, Inc.<F1>                         977,577
                                                          -----------
                                                            7,805,467
                                                          -----------
            ELECTRICAL SEMICONDUCTOR -
            MANUFACTURING  0.20%
   5,000    Globespan, Inc.<F1>                               198,750
                                                          -----------
            ELECTRONICS - LASER SYSTEMS/COMPONENTS  0.32%
   4,000    VISX, Inc.<F1>                                    316,750
                                                          -----------
            ELECTRONICS - MISCELLANEOUS COMPONENTS  0.43%
   5,750    RF Micro Devices, Inc.<F1>                        429,094
                                                          -----------
            ELECTRONICS - SEMICONDUCTOR EQUIPMENT  0.86%
 141,892    Cobalt Networks, Inc.<F1><F2>                     525,000
   2,000    Uniphase Corp.<F1>                                332,000
                                                          -----------
                                                              857,000
                                                          -----------
            ELECTRONICS - SEMICONDUCTOR
            MANUFACTURING  3.24%
   3,000    Conexant Systems, Inc.<F1>                        174,188
  20,000    Jabil Circuit, Inc.<F1>                           902,500
   6,000    PMC-Sierra, Inc.<F1>                              353,625
   2,000    QLogic Corp.<F1>                                  264,000
   7,000    SDL, Inc.<F1>                                     357,437
  40,000    Transmeta Corp.<F1><F2>                           240,000
   9,375    TranSwitch Corp.<F1>                              444,141
   7,250    Vitesse Semiconductor Corp.<F1>                   488,922
                                                          -----------
                                                            3,224,813
                                                          -----------
NUMBER
OF SHARES                                                       VALUE
----------------------------------------------------------------------
            INTERNET - E-COMMERCE  3.06%
  40,000    eToys, Inc.<F1>                                $1,630,000
  18,250    Scient Corp.<F1>                                  868,015
  31,000    Stamps.com, Inc.<F1>                              542,500
                                                          -----------
                                                            3,040,515
                                                          -----------
            INTERNET NETWORKS  1.10%
   1,250    Juniper Networks, Inc.<F1>                        186,250
  15,000    Viant Corp.<F1>                                   525,000
   8,250    WebTrends Corp.<F1>                               380,531
                                                          -----------
                                                            1,091,781
                                                          -----------
            MEDICAL - BIOMED/GENETICS  0.22%
   6,000    Millennium Pharmaceuticals, Inc.<F1>              216,000
                                                          -----------
            MEDICAL - ETHICAL DRUGS  0.94%
  45,750    Anesta Corp.<F1>                                  935,016
                                                          -----------
            MEDICAL - HOSPITALS  0.87%
  44,250    Province Healthcare Co.<F1>                       862,875
                                                          -----------
            MEDICAL - INFORMATION SERVICES  0.35%
  46,750    Mecon, Inc.<F1>                                   350,625
                                                          -----------
            MEDICAL - INSTRUMENTS  0.08%
   3,750    ArthroCare Corp.<F1>                               76,875
                                                          -----------
            MEDICAL - OUTPATIENT/HOME CARE  0.46%
  17,500    Renal Care Group, Inc.<F1>                        452,813
                                                          -----------
            MEDICAL - PRODUCTS  2.83%
  12,500    MiniMed, Inc.<F1>                                 961,719
  21,000    Osteotech, Inc.<F1>                               603,750
  22,000    Pharmaceutical Product
               Development, Inc.<F1>                          602,250
   7,500    ResMed, Inc.<F1>                                  248,906
   8,200    Xomed Surgical Products, Inc.<F1>                 399,238
                                                          -----------
                                                            2,815,863
                                                          -----------
            MEDICAL - WHOLESALE/DRUG  1.26%
  36,250    Priority Healthcare Corp.<F1>                   1,250,625
                                                          -----------
CALL TOLL-FREE 1-800-228-2121

VAN WAGONER POST-VENTURE FUND (CONT'D.) JUNE 30, 1999

NUMBER
OF SHARES                                                       VALUE
----------------------------------------------------------------------

            OIL & GAS    2.37%
  78,750    Cal Dive International, Inc.<F1>               $2,352,656
                                                          -----------
            OIL & GAS - DRILLING    2.51%
 700,000    Key Energy Services, Inc.<F1>                   2,493,750
                                                          -----------
            OIL & GAS - EXPLORATION  0.61%
  30,000    Basin Exploration, Inc.<F1>                       601,875
                                                          -----------
            OIL & GAS - FIELD SERVICES  0.56%
  72,300    Horizon Offshore, Inc.<F1>                        560,325
                                                          -----------
            OIL & GAS - MACHINERY/EQUIPMENT  1.85%
  80,000    Dril-Quip, Inc.<F1>                             1,835,000
                                                          -----------
            POLLUTION CONTROL - SERVICES  2.26%
  99,375    Tetra Tech, Inc.<F1>                            1,639,687
  20,000    Waste Connections, Inc.<F1>                       610,000
                                                          -----------
                                                            2,249,687
                                                          -----------
            RETAIL - MAIL ORDER/DIRECT  0.30%
  19,747    Garden.com, Inc.<F1><F2>                          112,953
   7,500    Pacific Sunwear of California, Inc.<F1>           182,813
                                                          -----------
                                                              295,766
                                                          -----------
            RETAIL - RESTAURANTS  0.63%
 130,000    Famous Dave's of America, Inc.<F1>                329,056
   6,000    P.F. Chang's China Bistro, Inc.<F1>               129,750
  10,500    Rubio's Restaurants, Inc.<F1>                     162,094
                                                          -----------
                                                              620,900
                                                          -----------
            TELECOMMUNICATIONS - CELLULAR  0.63%
  12,750    Affymetrix, Inc.<F1>                              629,531
                                                          -----------
            TELECOMMUNICATIONS - EQUIPMENT  9.96%
  26,750    Allegiance Telecom, Inc.<F1>                    1,467,905
   7,650    Aware, Inc.<F1>                                   352,856
  15,250    Copper Mountain Networks, Inc.<F1>              1,178,062
  11,615    Copper Mountain Networks, Inc.<F1><F4>            714,214
  57,000    Digital Microwave Corp.<F1>                       726,750
   7,500    E-Tek Dynamics, Inc.<F1>                          356,719
  17,750    Metromedia Fiber Network, Inc.<F1>                637,891
 120,000    Netro Corp.<F1><F2>                               933,600

NUMBER
OF SHARES                                                       VALUE
----------------------------------------------------------------------

            TELECOMMUNICATIONS -
            EQUIPMENT  9.96% (CONT'D.)
  50,150    NorthPoint Communications
               Group, Inc.<F1>                            $ 1,830,475
  24,250    Powerwave Technologies, Inc.<F1>                  782,063
   7,500    Time Warner Telecom, Inc. Class A<F1>             217,500
 350,000    Vertical Networks, Inc.<F1><F2>                   700,000
                                                          -----------
                                                            9,898,035
                                                          -----------
            TELECOMMUNICATIONS - SERVICES  5.60%
 182,250    Com21, Inc.<F1>                                 3,109,641
  16,000    CTC Communications Corp.<F1>                      312,000
  63,000    e.spire Communications Corp.<F1>                  665,438
  10,000    Level 3 Communications, Inc.<F1>                  600,625
  10,000    MGC Communications, Inc.<F1>                      260,000
  18,750    Qwest Communications
               International, Inc.<F1>                        619,922
                                                          -----------
                                                            5,567,626
                                                          -----------
            TOTAL COMMON AND PREFERRED STOCKS
            (cost $64,546,753)                             83,746,101
                                                          -----------
PRINCIPAL
AMOUNT
--------
SHORT-TERM INVESTMENTS 10.73%

$10,480,000 UMB Bank, n.a. repurchase agree-
            ment, 4.29%, dated 6/30/99, repur-
            chase price $10,481,232, maturing
            7/1/99 (collateralized by FNMA
            discount notes maturing 7/19/99)               10,480,000

 177,444    UMB Bank, n.a., Money Market
            Fiduciary                                         177,444
                                                          -----------
            TOTAL SHORT-TERM INVESTMENTS
            (cost $10,657,444)                             10,657,444
                                                          -----------
            TOTAL INVESTMENTS 95.03%
            (cost $75,204,197)                             94,403,545
            Other Assets less Liabilities 4.97%             4,937,162
                                                          -----------
NET ASSETS 100.00%                                        $99,340,707
                                                          ===========
HTTP://WWW.VANWAGONER.COM

Van Wagoner Funds SCHEDULE OF INVESTMENTS

Van Wagoner Funds SCHEDULE OF INVESTMENTS

VAN WAGONER POST-VENTURE FUND (CONT'D.) JUNE 30, 1999

NUMBER
OF SHARES                                                       VALUE
----------------------------------------------------------------------

SECURITIES SOLD SHORT
  10,500    BroadVision, Inc.<F1>                         $   774,375
   6,300    Critical Path, Inc.<F1>                           348,469
   5,500    Eclipsys Corp.<F1>                                131,656
   9,000    Gateway, Inc.<F1>                                 531,000
  10,000    Net.B@nk, Inc.<F1>                                380,000
   2,500    New Era of Networks, Inc.<F1>                     109,844
   7,500    NextCard, Inc.<F1>                                254,531
  20,000    Terayon Communication
              Systems, Inc.<F1>                             1,117,500
  10,000    Vignette Corp.<F1>                                750,000
                                                          -----------
            TOTAL SECURITIES SOLD SHORT
            (proceeds $3,730,320)                          $4,397,375
                                                          ===========
<F1> Non-income producing
<F2> Preferred stock purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. Security is valued under procedures approved by the Board of Directors.
<F3> Shares held in escrow; can trade freely beginning in
 August 1999.
<F4> Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.

See notes to financial statements.

CALL TOLL-FREE 1-800-228-2121

VAN WAGONER TECHNOLOGY FUND JUNE 30, 1999 (UNAUDITED)

NUMBER
OF SHARES                                                       VALUE
----------------------------------------------------------------------

COMMON AND PREFERRED STOCKS  81.28%

            COMMERCIAL SERVICES - MISCELLANEOUS  1.24%
  12,000    AnswerThink Consulting
               Group, Inc.<F1>                            $   303,000
     750    CMGI, Inc.<F1>                                     85,547
  13,500    MedQuist Inc.<F1>                                 590,625
                                                          -----------
                                                              979,172
                                                          -----------
            COMPUTER SOFTWARE - EDUCATION  0.69%
  50,000    Digital Chef, Inc.<F1><F2>                        540,000
                                                          -----------
            COMPUTER SOFTWARE - ENTERPRISE  3.93%
  36,000    Best Software, Inc.<F1>                           580,500
  15,000    BMC Software, Inc.<F1>                            810,000
  37,500    Concur Technologies, Inc.<F1>                   1,054,688
  84,806    Interwoven, Inc.<F1><F2>                          480,002
  18,000    IntraNet Solutions, Inc.<F1>                      151,875
   1,250    Latitude Communications, Inc.<F1>                  16,250
                                                          -----------
                                                            3,093,315
                                                          -----------
            COMPUTER SOFTWARE - INTERNET  6.38%
 215,000    Bluestone Software, Inc.<F1><F2>                  584,800
  12,500    Covad Communications Group<F1>                    666,406
   5,250    Exodus Communications, Inc.<F1>                   629,672
   4,000    F5 Networks, Inc.<F1>                             164,000
  17,300    iVillage, Inc.<F1>                                869,325
  17,544    iVillage, Inc.<F1><F4>                            587,719
 120,000    MaMaMedia, Inc.<F1><F2>                           648,000
  15,000    Rhythms NetConnections, Inc.<F1>                  875,625
                                                          -----------
                                                            5,025,547
                                                          -----------
            COMPUTER SOFTWARE - MEDICAL  7.88%
 584,300    OnHealth Network Co.<F1>                        6,208,188
                                                          -----------
            COMPUTER SOFTWARE - SECURITY  1.15%
  11,500    ISS Group, Inc.<F1>                               434,125
   5,500    VeriSign, Inc.<F1>                                474,375
                                                          -----------
                                                              908,500
                                                          -----------
NUMBER
OF SHARES                                                       VALUE
----------------------------------------------------------------------

            COMPUTERS - GRAPHICS  0.68%
  10,750    Micromuse, Inc.<F1>                           $   536,156
                                                          -----------
            COMPUTERS - INTEGRATED SYSTEMS  1.70%
  35,000    Apex PC Solutions, Inc.<F1>                       717,500
  28,600    Computer Network
               Technology Corp.<F1>                           618,475
                                                          -----------
                                                            1,335,975
                                                          -----------
            COMPUTERS - LOCAL NETWORKS  4.61%
  70,875    ACT Networks, Inc.<F1>                          1,209,305
   1,000    Brocade Communications Systems<F1>                 96,437
  10,000    Cisco Systems, Inc.<F1>                           643,125
   4,500    Citrix Systems, Inc.<F1>                          254,250
   9,000    Extreme Networks, Inc.<F1>                        522,562
  21,875    Interphase Corp.<F1>                              503,125
  12,500    Visual Networks, Inc.<F1>                         400,000
                                                          -----------
                                                            3,628,804
                                                          -----------
            COMPUTERS - MEMORY DEVICES  1.64%
   9,500    EMC Corp.<F1>                                     522,500
   3,875    Network Appliances, Inc.<F1>                      216,516
   5,800    VERITAS Software Corp.<F1>                        550,637
                                                          -----------
                                                            1,289,653
                                                          -----------
            COMPUTERS - MINI/MICRO  1.58%
  15,000    Dell Computer Corp.<F1>                           555,000
  10,000    Sun Microsystems, Inc.                            688,750
                                                          -----------
                                                            1,243,750
                                                          -----------
            COMPUTERS - RETAIL/WHOLESALE  1.06%
   7,500    Emulex Corp.<F1>                                  833,906
                                                          -----------
            COMPUTERS - SERVICES  0.84%
  23,300    TSI International Software Ltd.<F1>               661,138
                                                          -----------
            COMPUTERS - SOFTWARE  8.94%
  20,000    Active Voice Corp.<F1>                            290,000
  12,500    Ariba, Inc.<F1>                                 1,215,625
   7,000    BEA Systems, Inc.<F1>                             199,938
  12,500    Compuware Corp.<F1>                               397,656
  16,000    Event411.com, Inc.<F1><F2>                        480,000
   7,250    Great Plains Software, Inc.<F1>                   342,109
  15,000    Microsoft Corp.<F1>                             1,352,813
   7,000    NEON Systems, Inc.<F1>                            233,625
  10,500    Persistence Software, Inc.<F1>                    143,063

HTTP://WWW.VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER TECHNOLOGY FUND (CONT'D.) JUNE 30, 1999

NUMBER
OF SHARES                                                       VALUE
----------------------------------------------------------------------

            COMPUTERS - SOFTWARE  8.94% (CONT'D.)
  26,500    Phone.com, Inc.<F1>                            $1,484,000
   2,107    Phone.com, Inc.<F1><F4>                            96,817
  60,125    Serena Software, Inc.<F1>                         807,930
                                                          -----------
                                                            7,043,576
                                                          -----------
            ELECTRICAL SEMICONDUCTOR -
            MANUFACTURING  0.25%
   5,000    Globespan, Inc.<F1>                               198,750
                                                          -----------
            ELECTRONICS -
            LASER SYSTEMS/COMPONENTS  0.20%
   2,000    VISX, Inc.<F1>                                    158,375
                                                          -----------
            ELECTRONICS - MISCELLANEOUS
            COMPONENTS  0.97%
  10,250    RF Micro Devices, Inc.<F1>                        764,906
                                                          -----------
            ELECTRONICS - PARTS DISTRIBUTION  0.12%
   1,000    Motorola, Inc.                                     94,750
                                                          -----------
            ELECTRONICS - SEMICONDUCTOR
            EQUIPMENT  0.76%
 121,622    Cobalt Networks, Inc.<F1><F2>                     450,001
     875    Uniphase Corp.<F1>                                145,250
                                                          -----------
                                                              595,251
                                                          -----------
            ELECTRONICS - SEMICONDUCTOR
            MANUFACTURING  5.78%
  12,000    Conexant Systems, Inc.<F1>                        696,750
   3,000    DSP Communications, Inc.<F1>                       86,624
  15,000    Jabil Circuit, Inc.<F1>                           676,875
   7,500    Micron Technology, Inc.                           302,344
   4,000    PMC-Sierra, Inc.<F1>                              235,750
   3,000    QLogic Corp.<F1>                                  396,000
  12,500    Sanmina Corp.<F1>                                 948,438
   5,500    SDL, Inc.<F1>                                     280,844
   1,000    Texas Instruments, Inc.                           145,000
  11,666    Transmeta Corp.<F1><F2>                            69,996
   9,187    TranSwitch Corp.<F1>                              435,234
   4,125    Vitesse Semiconductor Corp.<F1>                   278,180
                                                          -----------
                                                            4,552,035
                                                          -----------

NUMBER
OF SHARES                                                       VALUE
----------------------------------------------------------------------
            INTERNET - E-COMMERCE  2.78%
  26,000    eToys, Inc.<F1>                                $1,059,500
  13,125    Scient Corp.<F1>                                  624,258
  29,000    Stamps.com, Inc.<F1>                              507,500
                                                          -----------
                                                            2,191,258
                                                          -----------
            INTERNET NETWORKS  2.08%
   1,250    Juniper Networks, Inc.<F1>                        186,250
  10,250    Starmedia Network, Inc.<F1>                       657,281
   7,500    Viant Corp.<F1>                                   262,500
  11,625    WebTrends Corp.<F1>                               536,203
                                                          -----------
                                                            1,642,234
                                                          -----------
            MEDICAL - BIOMED/GENETICS  0.14%
   3,000    Millennium Pharmaceuticals, Inc.<F1>              108,000
                                                          -----------
            MEDICAL - ETHICAL DRUGS  0.69%
  26,775    Anesta Corp.<F1>                                  547,214
                                                          -----------
            MEDICAL - INFORMATION SERVICES  0.25%
  25,925    Mecon, Inc.<F1>                                   194,438
                                                          -----------
            MEDICAL - INSTRUMENTS  0.05%
   1,875    ArthroCare Corp.<F1>                               38,438
                                                          -----------
            MEDICAL - PRODUCTS  1.82%
   9,000    MiniMed, Inc.<F1>                                 692,438
  17,500    Osteotech, Inc.<F1>                               503,125
   4,950    Xomed Surgical Products, Inc.<F1>                 241,000
                                                          -----------
                                                            1,436,563
                                                          -----------
            OIL & GAS  2.06%
  54,375    Cal Dive International, Inc.<F1>                1,624,453
                                                          -----------
            OIL & GAS - MACHINERY/EQUIPMENT  1.60%
  55,000    Dril-Quip, Inc.<F1>                             1,261,563
                                                          -----------
            POLLUTION CONTROL - SERVICES  1.45%
  69,062    Tetra Tech, Inc.<F1>                            1,139,523
                                                          -----------
CALL TOLL-FREE 1-800-228-2121

VAN WAGONER TECHNOLOGY FUND (CONT'D.) JUNE 30, 1999

NUMBER
OF SHARES                                                       VALUE
----------------------------------------------------------------------

            RETAIL - MAIL ORDER/DIRECT  0.12%
  16,701    Garden.com, Inc.<F1><F2>                     $     95,530
                                                          -----------
            TELECOMMUNICATIONS - CELLULAR  0.94%
  15,000    Affymetrix, Inc.<F1>                              740,625
                                                          -----------
            TELECOMMUNICATIONS - EQUIPMENT  10.88%
  19,125    Allegiance Telecom, Inc.<F1>                    1,049,484
   5,325    Aware, Inc.<F1>                                   245,616
  12,000    Copper Mountain Networks, Inc.<F1>                927,000
   7,742    Copper Mountain Networks, Inc.<F1><F4>            476,050
  42,000    Digital Microwave Corp.<F1>                       535,500
   7,500    E-Tek Dynamics, Inc.<F1>                          356,719
   3,500    Harmonic, Inc.<F1>                                201,031
   3,000    Lucent Technologies, Inc.                         202,313
  13,375    Metromedia Fiber Network, Inc.<F1>                480,664
  70,000    Netro Corp.<F1><F2>                               544,600
  10,000    Nokia Ab ADR                                      915,625
  37,000    NorthPoint Communications
               Group, Inc.<F1>                              1,350,500
  16,875    Powerwave Technologies, Inc.<F1>                  544,219
   5,000    Time Warner Telecom, Inc. Class A<F1>             145,000
 300,000    Vertical Networks, Inc.<F1><F2>                   600,000
                                                          -----------
                                                            8,574,321
                                                          -----------
            TELECOMMUNICATIONS - SERVICES  6.02%
 148,625    Com21, Inc.<F1>                                 2,535,914
  12,800    CTC Communications Corp.<F1>                      249,600
  50,000    e.spire Communications Corp.<F1>                  528,125
  10,000    Level 3 Communications, Inc.<F1>                  600,625
   3,000    MCI WorldCom, Inc.<F1>                            258,188
   6,375    MGC Communications, Inc.<F1>                      165,750
  12,375    Qwest Communications
               International, Inc.<F1>                        409,148
                                                          -----------
                                                            4,747,350
                                                          -----------
            TOTAL COMMON AND
            PREFERRED STOCKS
            (cost $51,320,524)                             64,033,257
                                                          -----------
PRINCIPAL
  AMOUNT                                                        VALUE
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS 14.41%

 $11,345,000   UMB Bank, n.a., repurchase agree-
               ment, 4.29%, dated 6/30/99, repur-
               chase price $11,346,333, maturing
               7/1/99 (collateralized by FNMA
               discount notes maturing 7/16/99)           $11,345,000

       5,478   UMB Bank, n.a., Money Market
               Fiduciary                                        5,478
                                                          -----------
               TOTAL SHORT-TERM INVESTMENTS
               (cost $11,350,478)                          11,350,478
                                                          -----------
               TOTAL INVESTMENTS 95.69%
               (cost $62,671,002)                          75,383,735
                                                          -----------
               Other Assets less Liabilities 4.31%          3,399,799
                                                          -----------
NET ASSETS 100.00%                                        $78,783,534
                                                          ===========
NUMBER
OF SHARES
---------

SECURITIES SOLD SHORT

  10,500    BroadVision, Inc.<F1>                         $   774,375
   6,300    Critical Path, Inc.<F1>                           348,469
   3,750    Eclipsys Corp.<F1>                                 89,766
   1,500    Gateway, Inc.<F1>                                  88,500
  10,000    Net.B@nk, Inc.<F1>                                380,000
   2,500    New Era of Networks, Inc.<F1>                     109,844
   3,750    NextCard, Inc.<F1>                                127,265
  20,000    Terayon Communication
              Systems, Inc.<F1>                             1,117,500
  10,000    Vignette Corp.<F1>                                750,000
                                                          -----------
            TOTAL SECURITIES SOLD SHORT
            (proceeds $3,077,117)                          $3,785,719
                                                          ===========
<F1> Non-income producing
<F2> Preferred stock purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. Security is valued under procedures approved by the Board of Directors.
<F3> Shares held in escrow; can trade freely beginning in
 August 1999.
<F4> Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.

See notes to financial statements.

HTTP://WWW.VANWAGONER.COM

VAN WAGONER FUNDS STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 1999 (UNAUDITED)

                                                         EMERGING        MICRO-CAP      MID-CAP     POST-VENTURE     TECHNOLOGY
ASSETS:                                                 GROWTH FUND        FUND          FUND           FUND            FUND
Investments, at value:
   Nonaffiliated issuers (cost $232,321,029,
      $39,755,342, $52,075,016, $64,724,197
      and $51,326,002, respectively)                   $353,287,530    $67,814,013    $60,680,850    $83,923,545    $64,038,735
   Affiliated issuers (cost $28,947,429, $0, $0,
      $0 and $0, respectively)                           38,314,264              -              -              -              -
   Repurchase agreements, at value (cost $0,
      $9,930,000, $8,045,000, $10,480,000 and
      $11,345,000, respectively)                                  -      9,930,000      8,045,000     10,480,000     11,345,000
Cash                                                              -        635,163      2,270,948      2,926,464        968,547
Deposit at brokers for short sales                       20,424,495        743,844      2,626,670      3,146,130      2,691,893
Receivable from brokers for proceeds
   on securities sold short                              31,062,999        210,930      4,190,482      4,820,753      4,167,550
Receivable for investments sold                          53,143,841      3,770,099      5,276,654      4,885,998      5,207,291
Interest and dividends receivable                             3,703          4,046        116,250          4,446          4,674
Receivable from investment adviser                                -         18,218             18         26,196          5,331
Organizational expenses, net of accumulated
   amortization                                              11,031         11,031         11,031              -              -
Prepaid expenses and other assets                            40,098         21,545         17,057         17,651         34,288
                                                       ------------    -----------   ------------   ------------   ------------
Total Assets                                            496,287,961     83,158,889     83,234,960    110,231,183     88,463,309
                                                       ------------    -----------   ------------   ------------   ------------
LIABILITIES:
Payable for investments purchased                        16,750,206      1,074,384      4,015,685      6,307,826      5,743,698
Payable to custodian                                      2,855,279              -              -              -              -
Accrued investment advisory fee                             435,151         81,170         59,563        113,813         75,659
Accrued distribution fee                                     66,784          5,507          8,586         12,053         13,923
Securities sold short, at value (proceeds of
   $23,429,966, $210,931, $3,100,049, $3,730,320
   and $3,077,117, respectively)                         28,064,981        219,688      3,685,625      4,397,375      3,785,719
Accrued expenses and other liabilities                      101,626         56,879         52,143         59,409         60,776
                                                       ------------    -----------   ------------   ------------   ------------
Total Liabilities                                        48,274,027      1,437,628      7,821,602     10,890,476      9,679,775
                                                       ------------    -----------   ------------   ------------   ------------
NET ASSETS                                             $448,013,934    $81,721,261    $75,413,358    $99,340,707    $78,783,534
                                                       ============    ===========    ===========    ===========    ===========
NET ASSETS CONSIST OF:
Capital stock                                                $1,988           $408           $405           $423           $223
Paid-in-capital                                         384,630,753     69,551,255     65,985,125     65,650,427     59,115,826
Accumulated net realized gain
   (loss) on investments                               (62,317,128)   (15,880,316)      1,407,570     15,157,564      7,663,354
Net unrealized appreciation on investments              125,698,321     28,049,914      8,020,258     18,532,293     12,004,131
                                                       ------------    -----------   ------------   ------------   ------------
Net Assets                                             $448,013,934    $81,721,261    $75,413,358    $99,340,707    $78,783,534
                                                       ============    ===========    ===========    ===========    ===========
CAPITAL STOCK, $0.0001 PAR VALUE
Authorized                                              200,000,000    100,000,000    100,000,000    100,000,000    100,000,000
Issued and outstanding                                   19,882,657      4,076,612      4,045,724      4,226,431      2,230,289
NET ASSET VALUE, REDEMPTION
PRICE, AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)                              $22.53         $20.05         $18.64         $23.50         $35.32
                                                             ======         ======         ======         ======         ======

CALL TOLL-FREE 1-800-228-2121
See notes to financial statements.

VAN WAGONER FUNDS STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                         EMERGING        MICRO-CAP      MID-CAP     POST-VENTURE     TECHNOLOGY
                                                        GROWTH FUND        FUND          FUND           FUND            FUND
INVESTMENT INCOME:
Interest                                                   $466,494       $113,029       $223,874       $227,920       $165,133
Dividends                                                    13,577          3,004         44,369            693          2,163
                                                       ------------    -----------   ------------   ------------   ------------
Total Investment Income                                     480,071        116,033        268,243        228,613        167,296
                                                       ------------    -----------   ------------   ------------   ------------
EXPENSES:
Investment advisory fees                                  1,996,206        424,234        307,387        435,157        251,262
Distribution fees                                           399,241         70,706         76,847         72,526         50,252
Transfer agent fees and expenses                            316,907         87,440         86,126         37,957         24,821
Fund accounting and administration fees                     122,293         48,292         50,872         49,057         35,976
Printing and postage expenses                                85,890         18,946         19,462         11,417          6,862
Custody fees                                                 46,915          5,905         15,318         13,748         10,573
Professional fees                                            25,187         11,057          9,439          7,523          6,632
State registration fees                                      17,807          8,753          8,889          4,981          7,112
Amortization of organization costs                            3,641          3,641          3,641              -              -
Directors' fees and expenses                                  2,357          2,357          2,356          2,122          2,356
Miscellaneous                                                14,697          3,668          3,387          4,239          3,479
                                                       ------------    -----------   ------------   ------------   ------------
Total expenses before waiver                              3,031,141        684,999        583,724        638,727        399,325
Less: Waiver of expenses                                          -      (133,495)           (18)       (71,775)        (6,732)
                                                       ------------    -----------   ------------   ------------   ------------
Net Expenses                                              3,031,141        551,504        583,706        566,952        392,593
                                                       ------------    -----------   ------------   ------------   ------------
NET INVESTMENT LOSS                                     (2,551,070)      (435,471)      (315,463)      (338,339)      (225,297)
                                                       ------------    -----------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments                        149,152,492     16,941,399     31,995,766     19,311,136      9,350,577
Net realized gain (loss) on short positions               2,957,299         86,533      (185,649)        786,610        350,075
Net realized gain on options written                        373,500              -              -         30,730         16,075
Net realized loss on options purchased                 (14,239,090)    (1,294,676)    (2,238,923)    (2,685,795)    (2,089,244)
Net change in unrealized appreciation
     and depreciation on investments                     78,359,938     17,936,311    (6,305,688)     14,476,009      9,824,334
                                                       ------------    -----------   ------------   ------------   ------------
Net Gain on Investments                                 216,604,139     33,669,567     23,265,506     31,918,690     17,451,817
                                                       ------------    -----------   ------------   ------------   ------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                              $214,053,069    $33,234,096    $22,950,043    $31,580,351    $17,226,520
                                                       ============    ===========    ===========    ===========    ===========

HTTP://WWW.VANWAGONER.COM
                                              See notes to financial statements.
VAN WAGONER FUNDS FINANCIAL STATEMENTS

VAN WAGONER FUNDS STATEMENTS OF CHANGES IN NET ASSETS



                             EMERGING GROWTH FUND              MICRO-CAP FUND
                          Six Months                      Six Months
                            Ended             Year          Ended           Year
                        June 30, 1999         Ended      June 30, 1999      Ended
                         (Unaudited)      Dec. 31, 1998   (Unaudited)  Dec. 31, 1998
OPERATIONS:
Net investment loss       $(2,551,070)    $(3,390,492)    $(435,471)     $(665,669)
Net realized gain
  (loss) on investments    149,152,492    (25,908,970)    16,941,399    (6,659,483)
Net realized gain (loss)
  on short positions         2,957,299     (3,263,439)        86,533      (177,360)
Net realized gain on
  options written              373,500         338,890             -         35,449
Net realized loss
  on options purchased    (14,239,090)    (17,162,668)   (1,294,676)    (1,305,663)

Net change in unrealized
  appreciation and
  depreciation on
  investments               78,359,938      62,835,799    17,936,311     14,759,509
                          ------------    ------------   -----------     ----------
Net increase in net
  assets resulting
  from operations          214,053,069      13,449,120    33,234,096      5,986,783
                          ------------    ------------   -----------     ----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from
  sale of shares           344,610,890      89,133,843    40,770,759     20,946,312

Redemption of shares     (300,021,710)   (226,427,970)  (38,397,091)   (52,686,786)
                          ------------    ------------   -----------    -----------
Net increase (decrease)
  from share
  transactions              44,589,180   (137,294,127)     2,373,668   (31,740,474)
                          ------------    ------------   -----------    -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS            258,642,249   (123,845,007)    35,607,764   (25,753,691)

NET ASSETS:
Beginning of period        189,371,685     313,216,692    46,113,497     71,867,188
                          ------------    ------------   -----------     ----------
End of period             $448,013,934    $189,371,685   $81,721,261    $46,113,497
                          ============    ============   ===========    ===========
TRANSACTIONS IN SHARES:
Shares sold                 19,849,076       9,196,675     2,598,830      2,127,300
Shares redeemed           (17,241,626)    (22,780,104)   (2,603,860)    (5,239,704)
                          ------------    ------------   -----------     ----------

Net increase (decrease)     2,607,450     (13,583,429)       (5,030)    (3,112,404)
                          ------------    ------------   -----------     ----------
CALL TOLL-FREE 1-800-228-2121



                                  MID-CAP FUND              POST-VENTURE FUND            TECHNOLOGY FUND
                           Six Months                  Six Months                    Six Months
                             Ended          Year          Ended           Year          Ended          Year
                         June 30, 1999     Ended      June 30, 1999      Ended      June 30, 1999      Ended
                          (Unaudited)  Dec. 31, 1998   (Unaudited)   Dec. 31, 1998    (Unaudited)  Dec. 31, 1998

OPERATIONS:
Net investment loss        $(315,463)    $(592,797)     $(338,339)     $(227,736)     $(225,297)    $(35,859)
Net realized gain
  (loss) on investments   31,995,766    (7,949,180)     19,311,136      2,119,321      9,350,577      536,736
Net realized gain (loss)
  on short positions       (185,649)      (141,333)        786,610       (47,432)        350,075     (30,410)
Net realized gain on
  options written                  -         67,488         30,730         17,724         16,075            -
Net realized loss
  on options purchased   (2,238,923)    (1,209,905)    (2,685,795)    (1,039,330)    (2,089,244)    (211,806)

Net change in unrealized
  appreciation and
  depreciation on
  investments            (6,305,688)     16,378,554     14,476,009      4,464,627     9,824,334     2,179,797
                        ------------    -----------    -----------    -----------   -----------    ----------
Net increase in net
  assets resulting
  from operations         22,950,043      6,552,827     31,580,351      5,287,174    17,226,520     2,438,458
                        ------------    -----------    -----------    -----------   -----------    ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from
  sale of shares          39,505,608     13,148,963    140,267,348     14,473,780    90,303,274    12,482,357
Redemption of shares    (32,966,816)   (47,614,686)   (91,587,999)   (21,148,374)   (36,922,436)  (6,744,639)
                        ------------    -----------    -----------    -----------   -----------    ----------
Net increase (decrease)
  from share
  transactions             6,538,792   (34,465,723)     48,679,349    (6,674,594)    53,380,838     5,737,718
                        ------------    -----------    -----------    -----------   -----------    ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS           29,488,835   (27,912,896)     80,259,700    (1,387,420)    70,607,358     8,176,176

NET ASSETS:
Beginning of period       45,924,523     73,837,419     19,081,007     20,468,427     8,176,176             -
                        ------------    -----------    -----------    -----------   -----------    ----------
End of period            $75,413,358    $45,924,523    $99,340,707    $19,081,007   $78,783,534    $8,176,176
                        ============    ===========    ===========    ===========   ===========    ==========
TRANSACTIONS IN SHARES:
Shares sold                2,363,514      1,236,753      7,466,446      1,460,608     2,977,022       944,674
Shares redeemed          (2,011,061)    (4,465,716)    (4,819,803)    (2,212,061)   (1,188,349)     (503,058)
                        ------------    -----------    -----------    -----------   -----------    ----------
Net increase (decrease)      352,453    (3,228,963)      2,646,643      (751,453)     1,788,673       441,616
                        ============    ===========    ===========    ===========   ===========    ==========

CALL TOLL-FREE 1-800-228-2121

HTTP://WWW.VANWAGONER.COM

See notes to financial statements.

VAN WAGONER FUNDS FINANCIAL STATEMENTS

VAN WAGONER FUNDS FINANCIAL STATEMENTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                             EMERGING GROWTH FUND                                 MICRO-CAP FUND
                                  Six Months     Year        Year        Year      Six Months     Year       Year       Year
                                     Ended       Ended       Ended       Ended       Ended       Ended      Ended       Ended
                                June 30, 1999  Dec. 31,    Dec. 31,    Dec. 31,  June 30, 1999  Dec. 31,   Dec. 31,   Dec. 31,
                                 (Unaudited)     1998        1997        1996     (Unaudited)     1998       1997       1996
Net Asset Value,
  Beginning of Period              $10.96       $10.15      $12.69      $10.00      $11.30       $9.99     $12.45     $10.00

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss                (0.13)       (0.20)      (0.25)      (0.15)      (0.11)      (0.16)     (0.26)      (0.09)
Net realized and unrealized gains
     (losses) on investments        11.70         1.01      (2.29)     2.84(2)        8.86        1.47     (2.20)     2.54(2)
                                 --------     --------    --------    --------    --------    --------  ---------    --------
Total from investment operations    11.57         0.81      (2.54)        2.69        8.75        1.31     (2.46)        2.45
                                 --------     --------    --------    --------    --------    --------  ---------    --------

Net Asset Value, End of Period     $22.53       $10.96      $10.15      $12.69      $20.05      $11.30      $9.99      $12.45
                                 ========     ========    ========    ========    ========    ========   ========    ========

Total Return<F3>                  105.57%        7.98%    (20.02)%      26.90%      77.43%      13.11%   (19.76)%      24.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s) $448,014     $189,372    $313,217    $638,159     $81,721     $46,113    $71,867    $140,698
Ratio of net expenses to average
    net assets - net of waivers and
    reimbursements <F4>             1.89%        1.95%       1.88%       1.95%       1.95%       1.95%      1.95%       1.95%
Ratio of net investment loss to
    average net assets -
    net of waivers
    and reimbursements <F4>       (1.60)%      (1.55)%     (1.68)%     (1.49)%     (1.54)%     (1.30)%    (1.72)%     (1.04)%
Ratio of net expenses to average
    net assets - before
    voluntary waivers
    and reimbursements <F4>         1.89%        2.00%       1.88%       1.98%       2.00%       2.00%      2.00%       2.00%
Ratio of net investment loss to
    average net assets -
    before voluntary
    waivers and reimbursements<F4>(1.60)%      (1.60)%     (1.68)%     (1.52)%     (1.59)%     (1.35)%    (1.77)%     (1.09)%
Portfolio turnover rate <F3>         277%         668%        333%        159%        128%        367%       232%        153%

                                         MID-CAP FUND                POST-VENTURE FUND                   TECHNOLOGY FUND<F1>
                              Six Months     Year     Year       Year    Six Months     Year       Year    Six Months     Year
                                 Ended       Ended    Ended      Ended     Ended       Ended       Ended      Ended      Ended
                            June 30, 1999  Dec. 31, Dec. 31,   Dec. 31, June 30, 1999 Dec. 31,   Dec. 31, June 30, 1999 Dec. 31,
                              (Unaudited)    1998     1997       1996   (Unaudited)     1998       1997    (Unaudited)    1998
Net Asset Value,
  Beginning of Period           $12.43     $10.67    $12.39     $10.00    $12.08      $8.78       $10.00     $18.51     $10.00
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss             (0.08)     (0.16)    (0.22)     (0.09)    (0.08)     (0.14)       (0.15)     (0.10)     (0.08)
Net realized and unrealized
  gains (losses) on investments   6.29       1.92    (1.50)   2.48<F2>     11.50       3.44       (1.07)      16.91       8.59
                               -------    -------  --------   --------  --------   --------    ---------   --------   --------
Total from
  investment operations           6.21       1.76    (1.72)       2.39     11.42       3.30       (1.22)      16.81       8.51
                               -------    -------  --------   --------  --------   --------    ---------   --------   --------

Net Asset Value, End of Period  $18.64     $12.43    $10.67     $12.39    $23.50     $12.08        $8.78     $35.32     $18.51
                               =======    =======   =======    =======   =======    =======     ========    =======   ========

Total Return<F3>                49.96%     16.49%  (13.88)%     23.90%    94.54%     37.59%     (12.20)%     90.82%     85.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
  period (000s)                $75,413    $45,925   $73,837   $137,740   $99,341    $19,081      $20,468    $78,784     $8,176
Ratio of net expenses to
  average net assets -
  net of waivers and
  reimbursements<F4>             1.90%      1.95%     1.80%      1.95%     1.95%      1.95%        1.95%      1.95%      1.95%
Ratio of net investment
  loss to average
  net assets - net
  of waivers and
  reimbursements<F4>           (1.03)%    (1.15)%   (1.42)%    (1.16)%   (1.17)%    (1.39)%      (1.39)%    (1.12)%    (0.88)%
Ratio of net expenses to
  average net assets - before
  voluntary waivers
  and reimbursements<F4>         1.90%      2.00%     1.80%      2.00%     2.00%      2.00%        2.00%      1.98%      2.00%
Ratio of net investment loss to
  average net assets -
  before voluntary
  waivers and
  reimbursements<F4>           (1.03)%    (1.20)%   (1.42)%    (1.21)%   (1.22)%    (1.44)%      (1.44)%    (1.15)%    (0.93)%
Portfolio turnover rate<F3>       430%       787%      304%       173%      234%       641%         317%       197%       888%


<F1> Commenced operations after the close of business on December 31, 1997
<F2> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
<F3> Not annualized
<F4> Annualized


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See notes to financial statements.

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1999 (UNAUDITED)

1. ORGANIZATION
   Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, Post-Venture Fund and Technology Fund (collectively "the Funds") are separate, diversified investment portfolios of Van Wagoner Funds, Inc.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") which permit management to make certain estimates and assumptions at the date of the financial statements.

   (A) INVESTMENT VALUATION - A security traded on a recognized stock exchange is valued at the last sale price. If no sale is reported, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' investment adviser under the supervision of the Board of Directors.

   (B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held by the Funds' custodian.

   (C) ORGANIZATIONAL COSTS - Costs incurred by the Emerging Growth, Micro-
       Cap and Mid-Cap Funds in connection with their organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years. If any of the original shares of a Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized expenses as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares by the total number of original shares outstanding at the time of redemption for the Funds being redeemed.

   (D) EXPENSES - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

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   (E) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

       As of December 31, 1998, the Emerging Growth, Micro-Cap and
       Mid-Cap Funds had federal income tax capital loss carryforwards of $187,146,618, $30,446,223 and $24,215,117, respectively.
       The entire federal income tax loss carryforward for each of these Funds expires between 2004 and 2006. During 1998, the Post-Venture Fund utilized $403,949 of its capital loss carryforward against net realized capital gains. As of December 31, 1998, the Post-Venture Fund had a federal income tax capital loss carryforward of $945,298 which expires in 2005, and the Emerging Growth Fund had $3,930,411 of post-October 1998 capital losses which are deferred until 1999 for tax purposes. Net realized gains and losses may differ for tax and financial statement purposes primarily as a result of wash sales and differences in the timing of the recognition of realized gains and losses.

   (F) RESTRICTED SECURITIES - The Funds own some securities which are unregistered and thus restricted as to resale. These securities are valued at their fair value, which at June 30, 1999 is equal to cost. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without cost to the Funds.
       The Funds have no right to require registration of unregistered securities. The Emerging Growth, Micro-Cap, Mid-Cap, Post-Venture and Technology Funds had restricted securities with an aggregate market value of $30,174,324, $4,956,315, $788,998, $5,796,153 and $4,492,929,
       respectively, representing 6.7%, 6.1%, 1.0%, 5.8% and 5.7%, respectively, of the net assets of each of the Funds.

   (G) OPTIONS CONTRACTS - The Funds purchase put options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation.
       If no sale is reported, the option contract purchased is valued at the average of the current bid and asked price reported on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

       The Funds may also write (sell) covered call options to hedge portfolio investments. When a Fund sells an option, an amount equal to the premium received by the Fund is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the

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VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS

      current value of the option written. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract written is valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

  (H) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP.

  (I) OTHER - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3. INVESTMENT ADVISORY AGREEMENT
   Each Fund has an agreement with Van Wagoner Capital Management, Inc. (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of each agreement, the Adviser is compensated at the following percentage of average daily net assets for each Fund: 1.25% for the Emerging Growth Fund, 1.50% for the Micro-Cap Fund, 1.00% for the Mid-Cap Fund, 1.50% for the Post-Venture Fund and 1.25% for the Technology Fund. The agreement also provides that the Adviser will limit expenses to no more than 2.00% of each Fund's average daily net assets. The Adviser has further agreed to voluntarily reduce fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed 1.95% for each Fund until January 1, 2000. Expenses of $0, $133,495, $18, $71,775 and $6,732 were waived in the
   Emerging Growth, Micro-Cap, Mid-Cap, Post-Venture and Technology Funds, respectively.

4. SERVICE AND DISTRIBUTION PLAN
   The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as

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   determined periodically by the Board of Directors, of up to 0.25% of a Fund's
   average daily net assets.

5. INVESTMENT TRANSACTIONS
   The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 1999 were as follows:
                      PURCHASES       SALES
  -----------------------------------------------
  EMERGING
  GROWTH FUND        $803,314,161   $846,605,931
  MICRO-CAP FUND       65,621,258     74,453,588
  MID-CAP FUND        208,910,361    228,436,636
  POST-VENTURE FUND   143,549,851    109,906,583
  TECHNOLOGY FUND     101,166,055     64,945,363

  For the six months ended June 30, 1999, there were no purchases or sales of long-term U.S. government securities.

  The cost of securities on an adjusted basis for the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, Post-Venture Fund and Technology Fund is $246,647,747, $49,743,109, $57,958,438, $72,945,916 and $60,865,528,
  respectively. At June 30, 1999, gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

                                                      NET
                                                  UNREALIZED
                                                 APPRECIATION
                   UNREALIZED      UNREALIZED         ON
                  APPRECIATION    DEPRECIATION    INVESTMENTS
 ----------------------------------------------------------------------
 EMERGING
 GROWTH FUND    $133,747,717    $(16,858,651)   $116,889,066
 MICRO-CAP FUND   29,466,163      (1,684,947)     27,781,216
 MID-CAP FUND     10,868,776      (3,786,989)      7,081,787
 POST-VENTURE
 FUND             20,856,199      (3,795,945)     17,060,254
 TECHNOLOGY
 FUND             14,406,807      (3,674,319)     10,732,488

6. SHORT POSITIONS
   When a fund sells a security short, an amount equal to the sales proceeds is included in the Statements of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. Subsequent fluctuations in the market prices of securities sold short may cause the liability to differ from that reflected in the Statements of Assets and Liabilities. The fund is liable for any dividends paid on securities sold short. The fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.

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VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS

7. OPTIONS CONTRACTS WRITTEN
   The premium amount and the number of options contracts written during the six months ended June 30, 1999 were as follows:

                             PREMIUM       NUMBER OF
                              AMOUNT       CONTRACTS
--------------------------------------------------------------
EMERGING GROWTH FUND
  Options outstanding at
     December 31, 1998              -             -
  Options written         $ 2,241,240         5,820
  Options closed          (2,241,240)       (5,820)
  Options exercised                 -             -
  Options expired                   -             -
                         ------------   -----------
  Options outstanding at
     June 30, 1999                 $-             -
                         ============   ===========
POST-VENTURE FUND
  Options outstanding at
     December 31, 1998              -             -
  Options written            $178,878           520
  Options closed            (178,878)         (520)
  Options exercised                 -             -
  Options expired                   -             -
                           ----------    ----------
  Options outstanding at
     June 30, 1999                 $-             -
                           ==========    ==========

                              PREMIUM       NUMBER OF
                               AMOUNT       CONTRACTS
----------------------------------------------------------------
TECHNOLOGY FUND
  Options outstanding at
     December 31, 1998              -             -
  Options written            $ 89,439           260
  Options closed             (89,439)         (260)
  Options exercised                 -             -
  Options expired                   -             -
                           ----------     ---------
  Options outstanding at
     June 30, 1999                 $-             -
                           ==========     =========

8. TRANSACTIONS WITH AFFILIATED COMPANIES
   An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of each Fund are as follows:


                                                                                                                       AMOUNT OF
                                                                                                         AMOUNT OF       GAIN
                                                                                                         DIVIDENDS     REALIZED
                                                SHARE ACTIVITY                                            CREDITED     ON SALE
                               --------------------------------------------------------------------------
                                BALANCE           PURCHASES/           SALES/          BALANCE           TO INCOME    OF SHARES
SECURITY NAME                   12/31/98           ADDITIONS         REDUCTIONS        6/30/99            IN 1999      IN 1999
------------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND
OnHealth Network Co.<F1>       1,019,900           2,451,450           5,000         3,466,350               -           $467
Famous Dave's
   of America, Inc.<F1>          381,600             204,800               -           586,400               -              -
                                                                                                       -------        -------
                                                                                                             -           $467
                                                                                                       =======        =======
<F1> Non-income producing


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THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS OF VAN
WAGONER FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS FOR THE FUNDS. THE PROSPECTUS GIVES DETAILS ABOUT CHARGES, INVESTMENT OBJECTIVES, RISKS AND OPERATING POLICIES OF THE FUNDS. READ THE PROSPECTUS CAREFULLY.

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